File No. 333-89236
                                                              File No. 811-21104
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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
                Pre-Effective Amendment No.                                  [X]
                                            -----
                Post-Effective Amendment No.  3                              [_]
                                            -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]
                               Amendment No.  4                              [X]
                                            -----

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT A
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          70 West Red Oak Lane, 4th Floor, White Plains, New York 10604
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 1-800-355-4570

        J. Michael Keefer, Vice President, General Counsel and Secretary
      First Security Benefit Life Insurance and Annuity Company of New York
                One Security Benefit Place, Topeka, KS 66636-0001
                     (Name and address of Agent for Service)

It is proposed that this filing will become effective:

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2004, pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on May 1, 2004, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

PROSPECTUS                                                     May 1, 2004




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ADVISORDESIGNS(R) VARIABLE ANNUITY
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                                               ---------------------------------
                                                       Important Privacy
                                                        Notice Included

                                                        See Back Cover
                                               ---------------------------------




                                     [SDI LOGO] SECURITY DISTRIBUTORS, INC.
                                                A Member of The Security Benefit
                                                Group of Companies

                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT


             ISSUED BY:                              MAILING ADDRESS:
FIRST SECURITY BENEFIT LIFE INSURANCE      FIRST SECURITY BENEFIT LIFE INSURANCE
  AND ANNUITY COMPANY OF NEW YORK            AND ANNUITY COMPANY OF NEW YORK
70 WEST RED OAK LANE, 4TH FLOOR            P.O. BOX 750497
WHITE PLAINS, NY 10604                     TOPEKA, KANSAS 66675-0497
1-800-355-4570                             1-800-888-2461
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   This Prospectus describes the AdvisorDesigns Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

   You may allocate your purchase payments to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A - AdvisorDesigns Variable Annuity of First Security Benefit Life
Insurance and Annuity Company of New York. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:


o  AIM V.I. Capital Appreciation                o  Rydex VT Large Cap Japan
o  Federated Fund for U.S.                      o  Rydex VT Large Cap Growth
     Government Securities II                   o  Rydex VT Large Cap Value
o  Federated High Income Bond II                o  Rydex VT Leisure
o  Fidelity VIP Contrafund                      o  Rydex VT Long Dynamic Dow 30
o  Fidelity VIP Growth Opportunities            o  Rydex VT Medius
o  Fidelity VIP Index 500                       o  Rydex VT Mekros
o  Fidelity VIP Investment-Grade Bond           o  Rydex VT Mid Cap Growth
o  Neuberger Berman AMT Guardian                o  Rydex VT Mid Cap Value
o  Neuberger Berman AMT Partners                o  Rydex VT Nova
o  PIMCO VIT Real Return                        o  Rydex VT OTC
o  PIMCO VIT Total Return                       o  Rydex VT Precious Metals
o  RVT CLS AdvisorOne Amerigo                   o  Rydex VT Real Estate
o  RVT CLS AdvisorOne Clermont                  o  Rydex VT Retailing
o  Rydex VT Arktos                              o  Rydex VT Sector Rotation
o  Rydex VT Banking                             o  Rydex VT Small Cap Growth
o  Rydex VT Basic Materials                     o  Rydex VT Small Cap Value
o  Rydex VT Biotechnology                       o  Rydex VT Technology
o  Rydex VT Consumer Products                   o  Rydex VT Telecommunications
o  Rydex VT Electronics                         o  Rydex VT Titan 500
o  Rydex VT Energy                              o  Rydex VT Transportation
o  Rydex VT Energy Services                     o  Rydex VT U.S. Government Bond
o  Rydex VT Financial Services                  o  Rydex VT U.S. Government
o  Rydex VT Health Care                              Money Market
o  Rydex VT Internet                            o  Rydex VT Ursa
o  Rydex VT Inverse Dynamic Dow 30              o  Rydex VT Utilities
o  Rydex VT Inverse Mid Cap                     o  Rydex VT Velocity 100
o  Rydex VT Inverse Small Cap                   o  SBL Global
o  Rydex VT Juno                                o  SBL Small Cap Value
o  Rydex VT Large Cap Europe                    o  Strong Opportunity II

*The Franklin Small Cap,  Templeton  Developing Markets Securities and Templeton
 Foreign Securities Subaccounts are no longer available effective May 1, 2004. As a result, you may no longer allocate purchase payments or transfer Contract Value to those Subaccounts. If you currently have Contract Value allocated to those Subaccounts, you may transfer it to another Subaccount(s) at any time; if you have in effect an Automatic Investment Program with an allocation to those Subaccounts, you may continue that program; provided that the allocation to those Subaccounts was in effect prior to May 1, 2004.


   Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."


   This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2004, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at P.O. Box 750497, Topeka, KS, 66675-0497, or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 37 of this Prospectus.


   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

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   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   YOU SHOULD READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

   EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.


DATE: MAY 1, 2004

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      The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
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                                TABLE OF CONTENTS


                                                                            Page

DEFINITIONS..............................................................     6
SUMMARY..................................................................     6
   Purpose of the Contract...............................................     6
   The Separate Account and the Funds....................................     7
   Purchase Payments.....................................................     7
   Contract Benefits.....................................................     7
   Free-Look Right.......................................................     7
   Charges and Deductions................................................     7
   Contacting the Company................................................     9
EXPENSE TABLE............................................................    10
   Contract Owner Transaction Expenses...................................    10
   Periodic Expenses.....................................................    10
   Optional Rider Expenses...............................................    10
   Example...............................................................    10
   Condensed Financials..................................................    12
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS.......    14
   First Security Benefit Life Insurance and Annuity Company of New York.    14
   Published Ratings.....................................................    14
   Separate Account......................................................    14
   Underlying Funds......................................................    15
THE CONTRACT.............................................................    16
   General...............................................................    16
   Application for a Contract............................................    16
   Purchase Payments.....................................................    16
   Allocation of Purchase Payments.......................................    16
   Bonus Credit..........................................................    17
   Dollar Cost Averaging Option..........................................    17
   Asset Reallocation Option.............................................    17
   Transfers of Contract Value...........................................    18
   Contract Value........................................................    19
   Determination of Contract Value.......................................    19
   Cut-Off Times.........................................................    19
   Full and Partial Withdrawals..........................................    20
   Systematic Withdrawals................................................    20
   Free-Look Right.......................................................    21
   Death Benefit.........................................................    21
   Distribution Requirements.............................................    22
   Death of the Annuitant................................................    22
CHARGES AND DEDUCTIONS...................................................    22
   Contingent Deferred Sales Charge......................................    22
   Mortality and Expense Risk Charge.....................................    23
   Administration Charge.................................................    23
   Account Administration Charge.........................................    23
   Premium Tax Charge....................................................    24
   Other Charges.........................................................    24
   Variations in Charges.................................................    24
   Guarantee of Certain Charges..........................................    24
   Underlying Fund Expenses..............................................    24
OPTIONAL RIDER CHARGES...................................................    24
   Annual Stepped Up Death Benefit.......................................    24
   Extra Credit..........................................................    25
   Alternative Withdrawal Charge.........................................    26
ANNUITY PERIOD...........................................................    26
   General...............................................................    26
   Annuity Options.......................................................    26
   Selection of an Option................................................    28
MORE ABOUT THE CONTRACT..................................................    28
   Ownership.............................................................    28
   Designation and Change of Beneficiary.................................    28
   Dividends.............................................................    28
   Payments from the Separate Account....................................    28
   Proof of Age and Survival.............................................    29
   Misstatements.........................................................    29
   Restrictions on Withdrawals from Qualified Plans......................    29
FEDERAL TAX MATTERS......................................................    29
   Introduction..........................................................    29
   Tax Status of the Company and the Separate Account....................    30
   Income Taxation of Annuities in General--Non-Qualified Plans..........    31
   Additional Considerations.............................................    31
   Qualified Plans.......................................................    32
OTHER INFORMATION........................................................    35
   Voting of Underlying Fund Shares......................................    35
   Substitution of Investments...........................................    35
   Changes to Comply with Law and Amendments.............................    36
   Reports to Owners.....................................................    36
   Electronic Transfer Privileges........................................    36
   Legal Proceedings.....................................................    36
   Legal Matters.........................................................    36
PERFORMANCE INFORMATION..................................................    36
ADDITIONAL INFORMATION...................................................    37
   Registration Statement................................................    37
   Financial Statements..................................................    37

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION................    37

OBJECTIVES FOR UNDERLYING FUNDS..........................................    38
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

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YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ADMINISTRATIVE OFFICE -- First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

   ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

   ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

   ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

   ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 6.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

   CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT VALUE -- The total value of your Contract as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   CREDIT ENHANCEMENT -- An amount added to Contract Value under the Extra Credit Rider.

   DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

   OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

   PARTICIPANT -- A Participant under a Qualified Plan.

   PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

   SEPARATE ACCOUNT -- The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

   SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

   UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

   VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

   VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

   WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.


PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts are as follows:

o  AIM V.I. Capital Appreciation                o  Rydex VT Large Cap Japan
o  Federated Fund for U.S.                      o  Rydex VT Large Cap Growth
     Government Securities II                   o  Rydex VT Large Cap Value
o  Federated High Income Bond II                o  Rydex VT Leisure
o  Fidelity VIP Contrafund                      o  Rydex VT Long Dynamic Dow 30
o  Fidelity VIP Growth Opportunities            o  Rydex VT Medius
o  Fidelity VIP Index 500                       o  Rydex VT Mekros
o  Fidelity VIP Investment-Grade Bond           o  Rydex VT Mid Cap Growth
o  Neuberger Berman AMT Guardian                o  Rydex VT Mid Cap Value
o  Neuberger Berman AMT Partners                o  Rydex VT Nova
o  PIMCO VIT Real Return                        o  Rydex VT OTC
o  PIMCO VIT Total Return                       o  Rydex VT Precious Metals
o  RVT CLS AdvisorOne Amerigo                   o  Rydex VT Real Estate
o  RVT CLS AdvisorOne Clermont                  o  Rydex VT Retailing
o  Rydex VT Arktos                              o  Rydex VT Sector Rotation
o  Rydex VT Banking                             o  Rydex VT Small Cap Growth
o  Rydex VT Basic Materials                     o  Rydex VT Small Cap Value
o  Rydex VT Biotechnology                       o  Rydex VT Technology
o  Rydex VT Consumer Products                   o  Rydex VT Telecommunications
o  Rydex VT Electronics                         o  Rydex VT Titan 500
o  Rydex VT Energy                              o  Rydex VT Transportation
o  Rydex VT Energy Services                     o  Rydex VT U.S. Government Bond
o  Rydex VT Financial Services                  o  Rydex VT U.S. Government
o  Rydex VT Health Care                              Money Market
o  Rydex VT Internet                            o  Rydex VT Ursa
o  Rydex VT Inverse Dynamic Dow 30              o  Rydex VT Utilities
o  Rydex VT Inverse Mid Cap                     o  Rydex VT Velocity 100
o  Rydex VT Inverse Small Cap                   o  SBL Global
o  Rydex VT Juno                                o  SBL Small Cap Value
o  Rydex VT Large Cap Europe                    o  Strong Opportunity II

*The Franklin Small Cap,  Templeton  Developing Markets Securities and Templeton
 Foreign Securities Subaccounts are no longer available effective May 1, 2004. As a result, you may no longer allocate purchase payments or transfer Contract Value to those Subaccounts. If you currently have Contract Value allocated to those Subaccounts, you may transfer it to another Subaccount(s) at any time; if you have in effect an Automatic Investment Program with an allocation to those Subaccounts, you may continue that program; provided that the allocation to those Subaccounts was in effect prior to May 1, 2004.

   You may allocate your purchase payments among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

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PURCHASE PAYMENTS -- Your initial purchase payment must be at least $10,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."

   At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on a variable basis. See "Annuity Period."

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.


   CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.


   The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of purchase payments that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

   The amount of the charge will depend on how long your purchase payments have been held under the Contract. Each purchase payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

                     ======================================
                     PURCHASE PAYMENT AGE        WITHDRAWAL
                          (IN YEARS)               CHARGE
                     --------------------------------------
                               1                     7%
                               2                     7%
                               3                     6%
                               4                     5%
                               5                     4%
                               6                     3%
                               7                     2%
                          8 and over                 0%
                     ======================================

   The amount of the withdrawal charge assessed against your Contract will never exceed 7% of purchase payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds;
(2) annuity payments under options 1 through 6; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age
65. See "Contingent Deferred Sales Charge."

   MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily base charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the base charge, the Company deducts it from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

     =====================================================================
                                                      ANNUAL MORTALITY AND
     CONTRACT VALUE                                   EXPENSE RISK CHARGE
     ---------------------------------------------------------------------
     Less than $25,000 ...............................       1.10%
     At least $25,000 but less than $100,000 .........       0.95%
     $100,000 or more ................................       0.85%
     =====================================================================


During the Annuity Period, the mortality and expense risk charge is 1.25%, in lieu of the amounts set forth above. See "Mortality and Expense Risk Charge."

   OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

   The Company makes each Rider, available only at issue, and you may not terminate a Rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each Rider and its charge are listed below. You may not select Riders with a total charge that exceeds 2.00% of Contract Value. Currently, it is not possible to exceed this limit even if you selected each Rider available; however, the Company may make additional Riders available in the future and you would only be permitted to select Riders with a maximum combined cost of 2.00% of Contract Value. See "Optional Rider Charges."


   ANNUAL STEPPED UP DEATH BENEFIT. This Rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company; or (3) the Stepped Up Death Benefit. The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o Any purchase payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary.

The charge for this Rider is 0.25%. See "Annual Stepped Up Death Benefit."


   EXTRA CREDIT. This Rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this Rider only at issue. The Company will add a Credit Enhancement equal to 3%, 4% or 5% of purchase payments, as elected in the application, for each purchase payment made in the first Contract Year. In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will deduct the charge for this Rider during the seven-year period beginning on the Contract Date, and you may not terminate this Rider during that period. The charge for this Rider varies based upon the Credit Enhancement rate selected as set forth below:


                  ===========================================
                  CREDIT ENHANCEMENT RATE        RIDER CHARGE
                  -------------------------------------------
                            3%                      0.40%
                            4%                      0.55%
                            5%                      0.70%
                  ===========================================

See "Extra Credit."

   ALTERNATIVE WITHDRAWAL CHARGE. This Rider makes available an alternative withdrawal charge schedule as set forth below.

                     ======================================
                     PURCHASE PAYMENT AGE        WITHDRAWAL
                          (IN YEARS)               CHARGE
                     --------------------------------------
                          0 and over                 0%
                     ======================================

The charge for this Rider is 0.35%. If you have also purchased an Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Alternative Withdrawal Charge."

   ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%. See "Administration Charge."

   ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

   PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."


   OTHER EXPENSES. The Company pays the operating expenses of the Separate Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.


CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.


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CONTRACT OWNER TRANSACTION  EXPENSES are fees and expenses that you will pay when you purchase the  Contract or make  withdrawals  from the Contract.  The information below does not reflect state premium taxes, which may be applicable to your Contract.
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                      None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount
   withdrawn attributable to Purchase Payments)                         7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                          None
--------------------------------------------------------------------------------
PERIODIC   EXPENSES  are  fees  and  expenses  that  you  will  pay
periodically  during  the  time  that  you  own the  Contract,  not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Annual Contract Fee                                                  $30(2)
--------------------------------------------------------------------------------
   Separate Account Annual Expenses
   (as a percentage of average Contract Value)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                           1.10%(3)
--------------------------------------------------------------------------------
     Annual Administration Charge                                       0.60%(4)
--------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                          2.00%(5)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                             3.70%
--------------------------------------------------------------------------------
1 The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements, in the first Contract Year, and
   (2) 10% of Contract Value as of the beginning of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

2 An account administration charge of $30 is deducted at each Contract anniversary, and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and
   (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

3 The mortality and expense risk charge is reduced for larger Contracts as follows: Less than $25,000 - 1.10%; At least $25,000 but less than $100,000 - 0.95%; $100,000 or more - 0.85%. During the Annuity Period, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above. See the discussion under "Mortality and Expense Risk Charge.

4 The administration charge differs by Subaccount and ranges from 0.25% to 0.60% on an annual basis. See "Administration Charge" for more information.

5 You may select optional Riders. If you select one or more of such Riders, the charge will be deducted from your Contract Value. (See the applicable Rider charges in the table below.) You may not select Riders with a total charge that exceeds 2.00% of Contract Value.
================================================================================



================================================================================
OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                      INTEREST         ANNUAL
                                                        RATE        RIDER CHARGE
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                   ---            0.25%
--------------------------------------------------------------------------------
                                                         3%            0.40%
Extra Credit Rider                                       4%            0.55%
                                                         5%            0.70%
--------------------------------------------------------------------------------
Alternative Withdrawal Charge Rider                     ---            0.35%
================================================================================

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

================================================================================
                                                          MINIMUM        MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)         0.60%          1.90%
--------------------------------------------------------------------------------
1 Expenses deducted from Underlying Fund assets include management fees, distribution fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses.
================================================================================

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

   The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

================================================================================
                                               1        3         5        10
                                             YEAR     YEARS     YEARS     YEARS
--------------------------------------------------------------------------------
If you surrender your Contract at the
end of the applicable time period           $1,186    $2,197    $3,109    $5,436
--------------------------------------------------------------------------------
If you do not surrender or
you annuitize your Contract                    558     1,665     2,759     5,436
================================================================================

CONDENSED FINANCIAL INFORMATION


   The following condensed financial information presents accumulation unit values for each of the years in the period ended December 31, 2003, as well as ending accumulation units outstanding under each Subaccount.

================================================================================
                                                                2003     2002(a)
--------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION SERIES I
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 6.87      $ 7.00
   End of period........................................      $ 8.51      $ 6.87
Accumulation units outstanding at the end of period.....      11,398       6,232
--------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $10.53      $10.40
   End of period........................................      $10.31      $10.53
Accumulation units outstanding at the end of period.....      15,609       3,950
--------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND II
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 9.34      $ 9.09
   End of period........................................      $10.89      $ 9.34
Accumulation units outstanding at the end of period.....      63,779         934
--------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $10.41         ---
Accumulation units outstanding at the end of period.....       3,773         ---
--------------------------------------------------------------------------------
FIDELITY VIP GROWTH OPPORTUNITIES
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 9.10         ---
Accumulation units outstanding at the end of period.....       1,818         ---
--------------------------------------------------------------------------------
FIDELITY VIP INDEX 500
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 8.83         ---
Accumulation units outstanding at the end of period.....      32,816         ---
--------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT-GRADE BOND
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $10.75      $10.36
   End of period........................................      $10.80      $10.75
Accumulation units outstanding at the end of period.....      16,257         128
--------------------------------------------------------------------------------
FRANKLIN SMALL CAP
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 7.22      $ 7.24
   End of period........................................      $ 9.47      $ 7.22
Accumulation units outstanding at the end of period.....      32,959       4,040
--------------------------------------------------------------------------------
NEUBERGER BERMAN AMT GUARDIAN
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 7.03      $ 7.52
   End of period........................................      $ 8.86      $ 7.03
Accumulation units outstanding at the end of period.....      10,571       6,310
--------------------------------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 9.45         ---
Accumulation units outstanding at the end of period.....       9,120         ---
--------------------------------------------------------------------------------
PIMCO VIT REAL RETURN
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $10.35         ---
Accumulation units outstanding at the end of period.....      10,435         ---
--------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 9.95         ---
Accumulation units outstanding at the end of period.....      35,054         ---
--------------------------------------------------------------------------------
RVT CLS ADVISORONE AMERIGO
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $11.35         ---
Accumulation units outstanding at the end of period.....     128,233         ---
--------------------------------------------------------------------------------
RVT CLS ADVISORONE CLERMONT
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $10.59         ---
Accumulation units outstanding at the end of period.....     104,078         ---
--------------------------------------------------------------------------------
RYDEX VT ARKTOS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $14.70      $17.34
   End of period........................................      $ 8.82      $14.70
Accumulation units outstanding at the end of period.....     162,221         100
--------------------------------------------------------------------------------
RYDEX VT BANKING
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $11.75         ---
Accumulation units outstanding at the end of period.....       3,296         ---
--------------------------------------------------------------------------------
RYDEX VT BASIC MATERIALS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 9.90         ---
Accumulation units outstanding at the end of period.....      15,687         ---
--------------------------------------------------------------------------------
RYDEX VT BIOTECHNOLOGY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 6.83         ---
Accumulation units outstanding at the end of period.....         399         ---
--------------------------------------------------------------------------------
RYDEX VT CONSUMER PRODUCTS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $10.61         ---
Accumulation units outstanding at the end of period.....       3,752         ---
--------------------------------------------------------------------------------
RYDEX VT ELECTRONICS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 4.02      $ 4.66
   End of period........................................      $ 6.54      $ 4.02
Accumulation units outstanding at the end of period.....      14,976       5,753
--------------------------------------------------------------------------------
RYDEX VT ENERGY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 8.01         ---
Accumulation units outstanding at the end of period.....      17,610         ---
--------------------------------------------------------------------------------
RYDEX VT ENERGY SERVICES
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 6.03         ---
Accumulation units outstanding at the end of period.....         922         ---
--------------------------------------------------------------------------------
RYDEX VT FINANCIAL SERVICES
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 9.40         ---
Accumulation units outstanding at the end of period.....       7,239         ---
--------------------------------------------------------------------------------
RYDEX VT HEALTH CARE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 8.71         ---
Accumulation units outstanding at the end of period.....      23,383         ---
--------------------------------------------------------------------------------
RYDEX VT INTERNET
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 3.33      $ 2.83
   End of period........................................      $ 5.24      $ 3.33
Accumulation units outstanding at the end of period.....       5,057       6,796
--------------------------------------------------------------------------------
RYDEX VT JUNO
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 9.65         ---
Accumulation units outstanding at the end of period.....         584         ---
--------------------------------------------------------------------------------
RYDEX VT LARGE CAP EUROPE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 9.62         ---
Accumulation units outstanding at the end of period.....      48,247         ---
--------------------------------------------------------------------------------
RYDEX VT LARGE CAP JAPAN
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 6.90      $ 8.14
   End of period........................................      $ 9.10      $ 6.90
Accumulation units outstanding at the end of period.....      14,278       1,378
--------------------------------------------------------------------------------
RYDEX VT LEISURE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 7.42         ---
Accumulation units outstanding at the end of period.....       9,787         ---
--------------------------------------------------------------------------------
RYDEX VT MEDIUS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $11.22         ---
Accumulation units outstanding at the end of period.....       1,318         ---
--------------------------------------------------------------------------------
RYDEX VT MEKROS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $10.35         ---
Accumulation units outstanding at the end of period.....     412,137         ---
--------------------------------------------------------------------------------
RYDEX VT NOVA
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 5.70      $ 5.98
   End of period........................................      $ 7.60      $ 5.70
Accumulation units outstanding at the end of period.....      41,053       4,939
--------------------------------------------------------------------------------
RYDEX VT OTC
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 5.77      $ 5.51
   End of period........................................      $ 8.03      $ 5.77
Accumulation units outstanding at the end of period.....      30,824         228
--------------------------------------------------------------------------------
RYDEX VT PRECIOUS METALS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $15.05      $12.32
   End of period........................................      $20.31      $15.05
Accumulation units outstanding at the end of period.....       4,087         557
--------------------------------------------------------------------------------
RYDEX VT REAL ESTATE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $12.04         ---
Accumulation units outstanding at the end of period.....       9,354         ---
--------------------------------------------------------------------------------
RYDEX VT RETAILING
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 9.74         ---
Accumulation units outstanding at the end of period.....          56         ---
--------------------------------------------------------------------------------
RYDEX VT SECTOR ROTATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 7.52      $ 8.30
   End of period........................................      $ 9.35      $ 7.52
Accumulation units outstanding at the end of period.....       8,342       1,183
--------------------------------------------------------------------------------
RYDEX VT TECHNOLOGY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 4.22      $ 4.08
   End of period........................................      $ 6.52      $ 4.22
Accumulation units outstanding at the end of period.....       1,679       5,034
--------------------------------------------------------------------------------
RYDEX VT TELECOMMUNICATIONS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 5.13      $ 4.22
   End of period........................................      $ 6.57      $ 5.13
Accumulation units outstanding at the end of period.....         ---         110
--------------------------------------------------------------------------------
RYDEX VT TITAN 500
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 7.75         ---
Accumulation units outstanding at the end of period.....         ---         ---
--------------------------------------------------------------------------------
RYDEX VT TRANSPORTATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 9.30         ---
Accumulation units outstanding at the end of period.....         ---         ---
--------------------------------------------------------------------------------
RYDEX VT U.S. GOVERNMENT BOND
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $11.01      $10.09
   End of period........................................      $10.48      $11.01
Accumulation units outstanding at the end of period.....     354,840         279
--------------------------------------------------------------------------------
RYDEX VT U.S. GOVERNMENT MONEY MARKET
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 9.47      $ 9.62
   End of period........................................      $ 9.07      $ 9.47
Accumulation units outstanding at the end of period.....   2,261,713      16,781
--------------------------------------------------------------------------------
RYDEX VT URSA
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 8.28         ---
Accumulation units outstanding at the end of period.....     180,609         ---
--------------------------------------------------------------------------------
RYDEX VT UTILITIES
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 4.56      $ 4.77
   End of period........................................      $ 5.47      $ 4.56
Accumulation units outstanding at the end of period.....      43,792       1,606
--------------------------------------------------------------------------------
RYDEX VT VELOCITY 100
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 5.05         ---
Accumulation units outstanding at the end of period.....      33,689         ---
--------------------------------------------------------------------------------
SBL GLOBAL
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $10.35         ---
Accumulation units outstanding at the end of period.....       3,700         ---
--------------------------------------------------------------------------------
SBL SMALL CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $14.62         ---
Accumulation units outstanding at the end of period.....       2,330         ---
--------------------------------------------------------------------------------
STRONG OPPORTUNITY II
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 9.10         ---
Accumulation units outstanding at the end of period.....      14,219         ---
--------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $13.78         ---
Accumulation units outstanding at the end of period.....      16,959         ---
--------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................         ---         ---
   End of period........................................      $ 8.90         ---
Accumulation units outstanding at the end of period.....      34,000         ---
--------------------------------------------------------------------------------
(a) For the period of August 1, 2002 (date of inception) through December 31, 2002.
================================================================================


INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS


FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK -- The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company which is wholly owned by Security Benefit Life Insurance Company ("Security Benefit"), a stock life insurance company, organized under the laws of the State of Kansas. On July 31, 1998, Security Benefit converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company.

   The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker/ dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company .


PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.


SEPARATE ACCOUNT -- The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that Contract Value may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.


   The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles.

   The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.


UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.


   Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans.

   Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

   A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.


   PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

   The Company has entered into agreements with the Underlying Funds and/or certain service providers to the Underlying Funds, such as an underwriter and/or investment adviser. Under these agreements, the Company or Security Distributors, Inc. ("SDI") the underwriter of the Contract, is compensated for providing various services to Owners and/or to the Underlying Funds. The compensation received by the Company or SDI may come from the Underlying Fund, including amounts paid under a Rule 12b-1 Plan adopted by the Underlying Fund, or from one of the Underlying Fund's service providers.

   The services provided by the Company and/or SDI include, but are not limited to, the following: (i) Administrative/Sub-Transfer Agency services, such as maintaining separate records of each Owner's investment in the Underlying Funds, disbursing or crediting to Owners the proceeds of redemptions of Underlying Funds and providing account statements to Owners showing their beneficial investment in the Underlying Funds; (ii) Shareholder Services, such as providing information regarding Underlying Funds to Owners, maintaining a call center to facilitate answering Owner questions regarding the Underlying Funds and effecting transactions in the shares of Underlying Funds on behalf of Owners;
and (iii) Distribution Services, such as distributing prospectuses for the Underlying Funds to prospective Owners, training of sales personnel and such other distribution related services as an Underlying Fund may reasonably request. For providing Administrative/Sub-Transfer Agency services and/or Shareholder Services, the compensation which the Company receives varies based on the services being provided, but is generally between 0.15% to 0.50% of the average net assets of the Contract invested in the Underlying Fund. For providing Distribution Services, the compensation which SDI receives is generally not expected to exceed 0.25% of the average net assets of the Contract invested in the Underlying Fund.


THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated purchase payments.

   The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS -- The minimum initial purchase payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500. The minimum subsequent purchase payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum purchase payment requirement under certain circumstances. Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.


   The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. The application form will be provided by the Company. If the Company does not receive a complete application, the Company will hold your purchase payment in its general account and will notify you that it does not have the necessary information to issue a Contract and/or apply the purchase payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract and/or apply the purchase payment to your Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.


   The Company generally will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent purchase payments received after the cut-off time of 2:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program. The initial purchase payment must be paid before the Automatic Investment Program will be accepted by the Company.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

   You may change the purchase payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your purchase payment allocation and changes to an existing Dollar Cost Averaging or Asset
Reallocation Option by telephone provided the Electronic Transfer Privilege section of the application or the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future purchase payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."


BONUS CREDIT -- Effective May 1, 2004, the Company no longer pays a Bonus Credit equal to 2% of any initial purchase payment.


DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.


   An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.


   After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

   You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

   Upon receipt of the Asset Reallocation Request, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

   You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

   The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."


   The Company reserves the right to limit transfers to 14 in a Contract Year, although the Company generally does not limit the frequency of transfers with regard to the Rydex Subaccounts (excluding the Rydex Sector Rotation
Subaccount), which are designed for frequent transfers. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may be disruptive to the Underlying Funds in which the Subaccounts invest. We reserve the right to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners (regardless of the number of previous transfers during the Contract Year). In making this determination, we will consider among other things, the following factors:

o  The total dollar amount being transferred;

o  The number of transfers you made within the previous three months;

o Whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o Whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

   The Company reserves the right to limit the size and frequency of transfers and to discontinue telephone and other electronic transfers. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may among other things, restrict the availability of telephone transfers or other electronic transfers and may require that you submit transfer requests in writing via regular U.S. mail. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more Owners. Also, certain of the Underlying Funds have in place limits on the number of transfers permitted, which limits are more restrictive than 14 per Contract Year. If we choose to discontinue your right to use telephone and other electronic transfers or to otherwise restrict the size and/or frequency of your transfers, we will so notify you in writing.

   While the Company discourages market timing and excessive short-term trading, the Company cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. In addition, monitoring and discouraging market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured.


CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

   On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o  Payment of purchase payments,

o  Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

   Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the purchase payment is credited.

   In addition to purchase payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

   The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

   The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the base mortality and expense risk charge under the Contract of 0.85%, and (5) the administration charge under the Contract.


   The base mortality and expense risk charge of 0.85% and the administration charge, which ranges from 0.25% to 0.60%, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the base charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the base mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company does not assess a pro rata Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.


CUT-OFF TIMES -- Any financial transactions involving your Contract must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by 2:00 p.m. Central time (the "cut-off time"). Financial transactions received after the cut-off time will be processed on the following Valuation Date. Financial transactions include transfers, full and partial withdrawals and purchase payments. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company's Internet web site. However, the Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date after the cut-off time of 2:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

   The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges, any pro rata account charge and any uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit."

   The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

   A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient Contract Value to meet the request. Any withdrawal charge will be deducted from remaining Contract Value, provided there is sufficient Contract Value available. Alternatively, you may request that any withdrawal charge be deducted from your payment. Upon payment, your Contract Value will be reduced by an amount equal to the payment, plus any applicable withdrawal charge, or if you requested that any withdrawal charge be deducted from your payment, your payment will be reduced by the amount of any such charge. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

   A full or partial withdrawal, including a systematic withdrawal, may be subject to a withdrawal charge if a withdrawal is made from purchase payments that have been held in the Contract for less than seven years and may be subject to a premium tax charge to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge" and "Premium Tax Charge."

   A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Request for Scheduled Systematic Payments form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the
Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.


   Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." Any systematic withdrawal that equals or exceeds the amount available for withdrawal will be treated as a full withdrawal. In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.


   The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

   The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Federal Tax Matters."


FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements.


DEATH BENEFIT -- If the Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will pay the death benefit proceeds to the Designated Beneficiary upon receipt of due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be payable upon receipt of due proof of death of either Owner and instructions regarding payment.

   If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of the Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

   The death benefit proceeds will be the death benefit reduced by any pro rata account charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all purchase payments (not including any Credit Enhancements if an Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

   If any Owner was age 81 or older on the Contract Date, or if due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

   If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the Rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the Rider will be the death benefit reduced by any pro rata account charge and any uncollected premium tax.


   The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.


DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds.

   For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

   For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS


CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from purchase payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your purchase payments have been held under the Contract.

   The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.


   The withdrawal charge applies to the portion of any withdrawal, consisting of purchase payments, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase payments in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce purchase payments for the purpose of determining future withdrawal charges.

   The amount of the charge will depend on how long your purchase payments have been held under the Contract. Each purchase payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

                     ======================================
                     PURCHASE PAYMENT AGE        WITHDRAWAL
                          (IN YEARS)               CHARGE
                     --------------------------------------
                               1                     7%
                               2                     7%
                               3                     6%
                               4                     5%
                               5                     4%
                               6                     3%
                               7                     2%
                          8 and over                 0%
                     ======================================


   In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of purchase payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds;
(2) annuity payments; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age
65. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.


   The Company pays sales commissions to broker-dealers and other expenses associated with the promotion and sales of the Contract. The withdrawal charge is designed to reimburse the Company for these costs, although it is expected that actual expenses will be greater than the amount of the charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk. Broker-dealers may receive aggregate commissions of up to 6.5% of aggregate purchase payments. The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements will vary. In addition, registered representatives may be eligible under programs adopted by the Company to receive non-cash compensation such as expense-paid due diligence trips and educational seminars. No compensation will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily base charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the base charge, the Company deducts it from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

     =====================================================================
                                                      ANNUAL MORTALITY AND
     CONTRACT VALUE                                   EXPENSE RISK CHARGE
     ---------------------------------------------------------------------
     Less than $25,000 ...............................       1.10%
     At least $25,000 but less than $100,000 .........       0.95%
     $100,000 or more ................................       0.85%
     =====================================================================

During the Annuity Period, the mortality and expense risk charge is 1.25%, in lieu of the amounts set forth above. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

   The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

   The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.


ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount's average daily net assets. The administration charge varies by Subaccount and is 0.25% for the SBL Global and SBL Small Cap Value Subaccounts; 0.45% for each of the Rydex Subaccounts; 0.50% for the Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Investment-Grade Bond, Fidelity VIP Growth Opportunities, RVT CLS AdvisorOne Amerigo, and RVT CLS AdvisorOne Clermont Subaccounts; 0.55% for the Fidelity VIP Index 500, PIMCO VIT Real Return, PIMCO VIT Total Return and Strong Opportunity Subaccounts; and 0.60% for the AIM V.I. Capital Appreciation, Federated Fund for U.S. Government Securities II, Franklin Small Cap, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Templeton Developing Markets, and Templeton Foreign Securities Subaccounts. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.


PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a purchase payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the Contract is sold in connection with a group or sponsored arrangement.


GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.60% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.


UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES


In addition to the charges and deductions discussed above, you may purchase certain optional Riders under the Contract. The Company makes each Rider available only at issue, and you may not terminate a Rider after issue, unless otherwise stated. The Company deducts a monthly charge from Contract Value for any Riders elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each Rider and its charge are listed below. You may not select Riders with a total charge that exceeds 2.00% of Contract Value. Currently, it is not possible to exceed this limit even if you selected each Rider available; however, the Company may make additional Riders available in the future and you would only be permitted to select Riders with a maximum combined cost of 2.00% of Contract Value.


ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this Rider will be the greatest of:

1. The sum of all purchase payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.  The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o Any purchase payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within 12 months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

   The charge for this Rider is 0.25%. See the discussion under "Death Benefit."

EXTRA CREDIT -- This Rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this Rider only at issue. A Credit Enhancement of 3%, 4% or 5% of purchase payments, as elected in the application, will be added to Contract Value for each purchase payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your purchase payment. This Rider is available only if the age of any Owner on the Contract Date is age 80 or younger.

   In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the Rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1.  The amount of the withdrawal, including any withdrawal charges, by

2.  Contract Value immediately prior to the withdrawal.


   The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof.


   The charge for this Rider will be deducted for a period of seven years from the Contract Date. The charge varies based upon the Credit Enhancement rate selected as set forth below:

                  ===========================================
                  CREDIT ENHANCEMENT RATE        RIDER CHARGE
                  -------------------------------------------
                            3%                      0.40%
                            4%                      0.55%
                            5%                      0.70%
                  ===========================================

   You may not at any time have more than one Extra Credit Rider in effect on your Contract.

   The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussion of the Annual Stepped Up Death Benefit, above.

   The Company expects to make a profit from the charge for this Rider and funds payment of the Credit Enhancements through the Rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make purchase payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned EACH year during the seven-year period beginning on the Contract Date to break even on the Rider. The rate of return assumes that all purchase payments are made during the first Contract Year when the Credit Enhancement is applied to purchase payments. If purchase payments are made in subsequent Contract Years, the applicable Rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

   If your actual returns are greater than the amount set forth below and you make no purchase payments after the first Contract Year, you will profit from the purchase of the Rider. If your actual returns are less, for example, in a down market, you will be worse off than if you had not purchased the Rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the Rider.

                      ====================================
                                          RATE OF RETURN
                      INTEREST RATE      (NET OF EXPENSES)
                      ------------------------------------
                           3%                 -5.00%
                           4%                 -1.50%
                           5%                  0.80%
                      ====================================

ALTERNATIVE WITHDRAWAL CHARGE -- This Rider makes available an alternative withdrawal charge schedule as set forth below.

                      ====================================
                      PURCHASE PAYMENT AGE      WITHDRAWAL
                           (IN YEARS)             CHARGE
                      ------------------------------------
                           0 and over               0%
                      ====================================

The charge for this Rider is 0.35%. If you purchase this Rider, the withdrawal charge above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased an Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit."

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

   On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available as a variable Annuity for use with the Subaccounts. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.

   The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect your life expectancy based upon your age as of the Annuity Start Date and your gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

   Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.


   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).


   You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

   Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot surrender his or her annuity and receive a lump-sum settlement in lieu thereof. Under Annuity Option 5, full or partial withdrawals may be made after the Annuity Start Date, subject to any applicable withdrawal charge. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the FIRST annuity payment for a variable Annuity.

ANNUITY OPTIONS--

   OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

   OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

   OPTION 4 -- JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 --PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

   OPTION 6 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4 and 6 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

   The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

   The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity.

   On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner exchanges Annuity Units among Subaccounts or makes a withdrawal under Option 5.

   Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

   For a Non-Qualified Plan, the Company does not allow annuity payments to be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary.

MORE ABOUT THE CONTRACT


OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-Natural Persons." See "Federal Tax Matters."


   JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.


DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary, if a natural person, will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who, if a natural person, is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.


   Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will effect a transfer between Subaccounts on the Valuation Date a proper request is received at the Company's Administrative Office. However, the Company can postpone the calculation or payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

   Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b).
Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may ONLY be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

   If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

   The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT--

   GENERAL.  The Company  intends to be taxed as a life insurance  company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

   CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

   Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

   DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).

   In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

   The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating purchase payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

   SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

   SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

   For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

   PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

   If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item
(iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS--

   DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

   Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

   GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

   CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the purchase payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

   MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

   In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

   POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

   The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

   The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

   If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

   A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

   Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

   Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

   SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

   IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


                     =====================================
                           TAX YEAR                AMOUNT
                     -------------------------------------
                             2004                  $3,000
                           2005-2007               $4,000
                      2008 and thereafter          $5,000
                     =====================================

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $500 during the tax years of 2004 and 2005, or $1,000 for the 2006 tax year or any tax year thereafter. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($65,000 for a married couple filing a joint return and $45,000 for a single taxpayer in 2004). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


   Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bear to the expected return under the IRA.

   Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to an eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

   Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the contract owner.

   ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

   If any portion of the balance to the credit of an employee in a Section 403(b) plan is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

   An  "eligible   retirement   plan"  will  be  another  Section  403(b)  plan,
traditional retirement account or annuity described in Code Section 408.

   A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

   TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

   The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

   MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

   Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

   The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

   The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

   Voting rights  attributable  to your Contract Value in a Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company's management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

   In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

   The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount.

   In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

   You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

ELECTRONIC TRANSFER PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset Reallocation option by telephone if the proper form has been completed, signed, and filed at the Company's Administrative Office. The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), you may not be able to request transfers by telephone and would have to submit written requests.

   By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

LEGAL PROCEEDINGS -- There are no legal proceedings pending to which the Separate Account is a party, or which would materially affect the Separate Account.

LEGAL MATTERS-- Amy J. Lee, Esq., Associate General Counsel, Security Benefit Group, Inc., has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus.

PERFORMANCE INFORMATION


   Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

   Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.


   For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge and contingent deferred sales charge and may simultaneously be shown for other periods.

   Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.


   Although the Contract was not available for purchase until August 1, 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

   Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.


ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2003 and each of the specified periods ended December 31, 2003, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional Information contains more specific information and financial statements relating to First Security Benefit Life Insurance and Annuity Company of New York. The table of contents of the Statement of Additional Information is set forth below:


GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

DISTRIBUTION OF THE CONTRACT

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

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There is no guarantee that the investment objective of any Underlying Fund will be met.
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MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUS. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.

AIM VARIABLE INSURANCE FUNDS -- AIM Variable Insurance Funds, an open-end series management investment company, is a Delaware business trust. Currently, shares of the Trust are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.

   AIM V.I. CAPITAL APPRECIATION FUND SERIES I. AIM V.I. Capital Appreciation Fund Series I (the "Fund") is a portfolio of the AIM Variable Insurance Funds. A I M Advisors, Inc. serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE: To seek growth of capital. The Fund seeks to meet this objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially change. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

FEDERATED INSURANCE SERIES -- Federated Insurance Series, an open-end management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser of Federated Insurance Series and its portfolios.

   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II. Federated Fund For U.S. Government Securities II (the "Fund") is a portfolio of Federated Insurance Series.

   INVESTMENT OBJECTIVE: The Fund seeks to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following its investment strategies. The Fund pursues its investment objective by investing primarily in U.S. government securities, including mortgage backed securities issued by U.S. government agencies. In addition, the Fund may invest a portion of its assets in investment grade non-governmental mortgage backed securities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for variable annuity contracts and variable life insurance policies issued by insurance companies.

   FEDERATED HIGH INCOME BOND FUND II - SERVICE SHARES. Federated High Income Bond Fund II - Service Shares (the "Fund") is a portfolio of Federated Insurance Series.

   INVESTMENT OBJECTIVE: To seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following its investment strategies. The Fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds (also known as "junk bonds"). The Fund limits its investments to those that would enable it to qualify as a permissible investment for variable annuity contracts and variable life insurance policies issued by insurance companies.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- The Fidelity Variable Insurance Products Fund ("VIP") is an open-end management investment company organized as a Massachusetts business trust on March 21, 1988. The Fidelity Variable Insurance Products Fund's shares are purchased by insurance companies to fund benefits under variable life insurance and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the investment adviser of VIP and its portfolios.

   FIDELITY VIP CONTRAFUND(R)- SERVICE CLASS 2. Fidelity VIP Contrafund(R)(the "Fund") is a portfolio of VIP. Effective January 1, 2001, FMR Co., Inc. ("FMRC") began serving as subadviser to the fund. On behalf of VIP Contrafund, FMR has entered into subadvisory agreements with Fidelity Management & Research (U.K.) Inc. ("FMR U.K.") and Fidelity Management & Research (Far East) Inc. ("FMR Far East"). On behalf of VIP Contrafund, FMR Far East has entered into a subadvisory agreement with Fidelity Investments Japan Limited ("FIJ").

   INVESTMENT OBJECTIVE: To seek long-term appreciation. The Fund seeks to meet this objective by:

o  Normally investing primarily in common stocks.

o Investing in securities of companies whose value it believes is not fully recognized by the public.

o  Investing in domestic and foreign issuers.

o  Investing in either "growth" stocks or "value" stocks or both.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

   FIDELITY VIP INDEX 500 - SERVICE CLASS 2. Fidelity VIP Index 500 (the "Fund") is a portfolio of VIP. FMRC serves as subadviser to the Fund.

   INVESTMENT OBJECTIVE: To seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500(SM) Index (S&P 500(R)). The Fund seeks to meet this objective by:

o Normally investing at least 80% of assets in common stocks included in the S&P 500.

o  Using   statistical   sampling   techniques   based   on  such   factors   as
   capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, and earnings growth.

o  Lending securities to earn income for the Fund.

   FIDELITY VIP INVESTMENT GRADE BOND - SERVICE CLASS 2. Fidelity VIP Investment Grade Bond (the "Fund") is a portfolio of VIP. On behalf of VIP, FMR has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. ("FIMM").

   INVESTMENT OBJECTIVE: To seek a high level of current income as consistent with the preservation of capital. The Fund seeks to meet this objective by:

o Normally investing in U.S. dollar-denominated investment-grade bonds (those of medium and high quality).

o Managing the Fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

o  Allocating assets across different market sectors and maturities.

o Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- The Fidelity Variable Insurance Products Fund ("VIP") is an open-end management investment company organized as a Massachusetts business trust on March 14, 1994. VIP's shares are purchased by insurance companies to fund benefits under variable life insurance and variable annuity contracts. FMR is the investment adviser of VIP and its portfolios.

   FIDELITY VIP GROWTH OPPORTUNITIES - SERVICE CLASS 2. Fidelity VIP Growth Opportunities (the "Fund") is a portfolio of VIP. Effective January 1, 2001, FMRC began serving as subadviser to the portfolio. On behalf of the Fund, FMR has entered into subadvisory agreements with FMR U.K. and FMR Far East. On behalf of the Fund, FMR Far East has entered into a subadvisory agreement with FIJ.

   INVESTMENT OBJECTIVE: To seek to provide capital growth. The Fund seeks to meet this objective by:

o  Normally investing primarily in common stocks.

o Potentially investing in other types of securities, including bonds which may be lower-quality debt securities

o  Investing in domestic and foreign issuers

o  Investing in either "growth" stocks or "value" stocks or both.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- Franklin Templeton Variable Insurance Products Trust is an open-end management investment company organized as a Massachusetts business trust on April 26, 1988. Franklin
Templeton Variable Insurance Products Trust shares are purchased by insurance companies to fund benefits under variable life insurance and variable annuity contracts.

   FRANKLIN SMALL CAP FUND - CLASS 2. Franklin Small Cap Fund - Class 2 (the "Fund") is a portfolio of the Franklin Templeton Variable Insurance Products Trust. Franklin Advisers, Inc. is the investment manager for the Fund.

   INVESTMENT OBJECTIVE: To seek long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in the equity securities of U.S. small capitalization (small cap) companies. For this Fund, small cap companies are those companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. The Fund may continue to hold an investment for further capital growth opportunities even if the company is no longer considered a small cap company. In addition to its main investments, the Fund may invest in equity securities of larger companies.

THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST -- The Neuberger Berman Advisers Management Trust is a diversified, open-end management company organized as a Delaware business trust on May 23, 1994. Portfolios of the Trust are offered to insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts. The investment manager is Neuberger Berman Management, Inc. in connection with Neuberger Berman, LLC, as sub-adviser.

   NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO. The Neuberger Berman AMT Guardian Portfolio (the "Fund") is a series of the Neuberger Berman Advisers Management Trust.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital; current income is a secondary goal.

   To pursue these goals, the portfolio invests mainly in common stocks of mid- to large-capitalized companies The portfolio seeks to reduce risk by investing across many different industries. The manager employs a research driven and valuation sensitive approach to stock selection He seeks to identify stocks in well-positioned businesses that he believes are undervalued in the market. He looks for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.

   NEUBERGER BERMAN AMT PARTNERS PORTFOLIO. Neuberger Berman AMT Partners Portfolio (the "Fund") is a series of the Neuberger Berman Advisers Management Trust.

   INVESTMENT OBJECTIVE: To seek growth of capital. To pursue this objective, the Fund invests mainly in common stocks of mid-to-large capitalization companies. The Fund seeks to reduce risk by diversifying among many companies and industries. The managers look for well-managed companies whose stock prices are believed to be undervalued.

PIMCO VARIABLE INSURANCE TRUST -- The PIMCO Variable Insurance Trust is an open-end investment company. Shares of the PIMCO Variable Insurance Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as investment adviser and manager of the series of the PIMCO Variable Insurance Trust.

   PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO Real Return Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT OBJECTIVE: To seek maximum real return, consistent with preservation of real capital and prudent investment management. The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of March 1, 2003 was 7.80 years. The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

   PIMCO TOTAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO Total Return Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT OBJECTIVE: To seek maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified Fund of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

THE RYDEX VARIABLE TRUST -- The Rydex Variable Trust, a non-diversified, open-end investment company, was organized as a Delaware business trust on June 11, 1998. Shares of the Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products, as well as for certain pension, profit sharing and other retirement plans. Rydex Global Advisors serves as investment adviser and manager of the portfolios of the Trust.

   RVT CLS ADVISORONE AMERIGO FUND. CLS AdvisorOne Amerigo Fund (the "Fund") is a series of the Rydex Variable Trust. The investment adviser of the Fund, Rydex Global Advisors, has entered into a sub-advisory agreement with Clarke Lanzen Skalla Investment Firm, LLC, which serves as the sub-adviser to the Fund.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital without regard to current income. The Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers.

   RVT CLS ADVISORONE CLERMONT FUND. CLS AdvisorOne Clermont Fund (the "Fund") is a series of the Rydex Variable Trust. The investment adviser of the Fund, Rydex Global Advisors, has entered into a sub-advisory agreement with Clarke Lanzen Skalla Investment Firm, LLC, which serves as the sub-adviser to the Fund.

   INVESTMENT OBJECTIVE: To seek a combination of current income and growth of capital. The Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers. The Fund invests at least 20% of its total assets in underlying funds that invest primarily in long, medium, or short-term bonds and other fixed income securities of varying credit qualities in order to maximize the Fund's total return.

   RYDEX VT ARKTOS FUND. Rydex VT Arktos Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the NASDAQ 100 Index(TM). Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the NASDAQ 100 Index(TM), and the Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Fund engages to a significant extent in short sales of securities, futures contracts and options on: securities, futures contracts, and stock indexes. On a day to day basis, the Fund holds U.S. Government securities to collateralize these futures and options contracts. The Fund may also enter into repurchase agreements.

   RYDEX VT BANKING FUND. Rydex VT Banking Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Banking Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX VT BASIC MATERIALS FUND. Rydex VT Basic Materials Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Basic Materials Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX VT BIOTECHNOLOGY FUND. Rydex VT Biotechnology Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Biotechnology Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX VT CONSUMER PRODUCTS FUND. Rydex VT Consumer Products Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Consumer Products Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX VT ELECTRONICS FUND. Rydex VT Electronics Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Electronics Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX VT ENERGY FUND. Rydex VT Energy Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Energy Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX VT ENERGY SERVICES FUND. Rydex VT Energy Services Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Energy Services Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX VT FINANCIAL SERVICES FUND. Rydex VT Financial Services Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the financial services sector, including commercial banks, savings and loan associations, insurance companies, brokerage companies, and real estate and leasing companies ("Financial Services Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Financial Services Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

   RYDEX VT HEALTH CARE FUND. Rydex VT Health Care Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Health Care Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX VT INTERNET FUND. Rydex VT Internet Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet Companies may also include companies that provide intranet and extranet services. The Fund will seek to maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX VT INVERSE DYNAMIC DOW 30 FUND. Rydex VT Inverse Dynamic Dow 30 Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

   The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Inverse Dynamic Dow 30 Master Fund, a separate series of the Trust with an identical investment objective. Under normal circumstances, the Inverse Dynamic Dow 30 Master Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. The Inverse Dynamic Dow 30 Master Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dynamic Dow 30 Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dynamic Dow 30 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

   RYDEX VT INVERSE MID CAP FUND. Rydex VT Inverse Mid Cap Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index.

   Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

   RYDEX VT INVERSE SMALL CAP FUND. Rydex VT Inverse Small Cap Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek to provide investment results that will match the performance of a specific benchmark. The Fund's Current benchmark is the inverse (opposite) of the performance of the Russell 2000 Index(R).

   Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

   RYDEX VT JUNO FUND. Rydex VT Juno Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day). Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations. The Fund also may enter into repurchase agreements.

   RYDEX LARGE CAP EUROPE FUND. Rydex Large Cap Europe Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50SM Index ("Stoxx 50 Index"). The Fund invests principally in securities of companies included on the Stoxx 50 Index and in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the Stoxx 50 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into equity swap transactions and repurchase agreements.

   RYDEX VT LARGE CAP JAPAN FUND. Rydex VT Large Cap Japan Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the Topix 100 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into equity swap transactions and repurchase agreements.

   RYDEX VT LARGE CAP GROWTH FUND. Rydex VT Large Cap Growth Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index.

   The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

   RYDEX VT LARGE CAP VALUE FUND. Rydex VT Large Cap Value Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index.

   The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

   RYDEX VT LEISURE FUND. Rydex VT U.S. Leisure Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in leisure and entertainment businesses, including hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing ("Leisure Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Leisure Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX VT LONG DYNAMIC DOW 30 FUND. Rydex VT Long Dynamic Dow 30 Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek to provide investment results that will match the performance of a specific benchmark. The Fund's Current benchmark is 200% of the performance of the Dow Jones Industrial Average.

   The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Long Dynamic Dow 30 Master Fund, a separate series of the Trust with an identical investment objective. Under normal circumstances, the Long Dynamic Dow 30 Master Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. The Long Dynamic Dow 30 Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Long Dynamic Dow 30 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Long Dynamic Dow 30 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Long Dynamic Dow 30 Master Fund also may purchase equity securities.

   RYDEX MEDIUS FUND. Rydex Medius Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 IndexTM. The Fund invests principally in securities of companies included on the S&P MidCap 400 IndexTM and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

   RYDEX VT MEKROS FUND. Rydex VT Mekros Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index. The Fund invests principally in securities of companies included on the Russell 2000(R) Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

   RYDEX VT MID CAP GROWTH FUND. Rydex VT Mid Cap Growth Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index.

   The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

   RYDEX VT MID CAP VALUE FUND. Rydex VT Mid Cap Value Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index.

   The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

   RYDEX VT NOVA FUND. Rydex VT Nova Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index(R). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

   RYDEX VT OTC FUND. Rydex VT OTC Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(R) (the "Index"). If the Funds meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of the increase in value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decease in value of the Index. The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

   RYDEX VT PRECIOUS METALS FUND. Rydex VT Precious Metals Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX VT REAL ESTATE FUND. Rydex VT Real Estate Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies"). The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, enter into swap agreements, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX VT RETAILING FUND. Rydex VT Retailing Fund (the "Fund") is a series of the Rydex Variable Trust.

     INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Retailing Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX VT SECTOR ROTATION FUND. Rydex VT Sector Rotation Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek long-term capital appreciation by moving its investments among different sectors or industries. Each month the Fund's Investment Adviser, Rydex Global Advisors, using a quantitative methodology, ranks the fifty-nine industries comprising the components of the S&P 500 Index, based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry. The Fund invests in equity securities, but may also invest in leveraged instruments such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

   RYDEX VT SMALL CAP GROWTH FUND. Rydex VT Small Cap Growth Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index.

     The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

   RYDEX VT SMALL CAP VALUE FUND. Rydex VT Small Cap Value Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index.

     The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

   RYDEX VT TECHNOLOGY FUND. Rydex VT Technology Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Technology Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX VT TELECOMMUNICATIONS FUND. Rydex VT Telecommunications Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Telecommunications Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S.
Government securities, and enter into repurchase agreements. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

   RYDEX VT TITAN 500 FUND. Rydex VT Titan 500 Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 IndexTM (the "underlying index"). The Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.

   RYDEX VT TRANSPORTATION FUND. Rydex VT Transportation Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Transportation Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX VT U.S. GOVERNMENT BOND FUND. Rydex VT U.S. Government Bond Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds, repurchase agreements and swap agreements.

   RYDEX VT U.S. GOVERNMENT MONEY MARKET FUND. Rydex VT U.S. Government Money Market Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek security of principal, high current income, and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

   RYDEX VT URSA FUND. Rydex VT Ursa Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek investment results that will inversely correlate to the performance of the S&P 500 Index (the "Index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's share should go down by 5% on that day). Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the S&P 500 Index, and the Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund may enter into repurchase agreements and sell securities short.

   RYDEX VT UTILITIES FUND. Rydex VT Utilities Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX VT VELOCITY 100 FUND. Rydex VT Velocity 100 Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ 100 Index(R) (the "underlying index"). The Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.

SBL FUND -- SBL Fund, an open-end management investment company of the series type, is organized as a Kansas corporation. SBL Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products issued by the Company and its affiliates.

   SBL GLOBAL. SBL Global (the "Fund") is a series of SBL Fund. The investment manager for SBL Fund is Security Management Company, LLC, a wholly-owned subsidiary of Security Benefit. Security Management Company has entered into a sub-advisory agreement with OppenheimerFunds, Inc., which serves as the sub-adviser to the Fund.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital primarily through investment in common stocks and equivalents of companies of foreign countries and the United States. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States. The Fund primarily invests in foreign and domestic common stocks or convertible stocks of growth-oriented companies considered to have appreciation possibilities. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund. Investments in debt securities may be made in uncertain market conditions.

   To lower the risks of foreign investing, such as currency fluctuations, OppenheimerFunds diversifies broadly across countries and industries. The Fund can buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and to adjust its exposure to certain markets.

   SBL SMALL CAP VALUE. SBL Small Cap Value (the "Fund") is a series of SBL Fund. The investment manager for SBL Fund is Security Management Company, LLC, a wholly-owned subsidiary of Security Benefit. Security Management Company has entered into a sub-advisory agreement with Strong Capital Management, Inc., which serves as sub-adviser to the Fund.

   INVESTMENT OBJECTIVE: To seek capital growth. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in stocks of small-capitalization companies that the Fund's Sub-Adviser, Strong Capital Management, Inc., believes are undervalued relative to the market based on earnings, cash flow, or asset value. The Fund defines small-capitalization companies as those companies with a market capitalization substantially similar to that of companies in the Russell 2500(TM) Index at the time of purchase. The Sub-Adviser specifically looks for companies whose stock prices may benefit from a catalyst event, such as a corporate restructuring, a new product or service, or a change in the political, economic, or social environment. The Fund may write put and call options to limit its exposure to adverse market movements. This means that the Fund sells an option to another party to either buy a stock from (call) or sell a stock to
(put) the Fund at a specified price at a specified time. The Sub-Adviser may sell a stock when it believes fundamental changes will hurt the company over the long term or when its price becomes excessive.

STRONG OPPORTUNITY FUND II -- Strong Opportunity Fund II, Inc. (the "Fund") is a diversified, open-end management investment company. Shares of the Fund are only offered and sold to the separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The Fund has entered into an Advisory Agreement with Strong Capital Management, Inc.

   INVESTMENT OBJECTIVE: To seek capital growth. The Fund invests primarily in stocks of medium-capitalization companies that the Fund's manager believes are under-priced, yet have attractive growth prospects. The manager bases his analysis on a company's "private market value"--the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. The manager determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. To a limited extent, the Fund may also invest in foreign securities. The manager may sell a stock when its price no longer compares favorably with the company's private market value. The manager may invest up to 30% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government) as a temporary defensive position to avoid losses during adverse market conditions. This could reduce the benefit to the fund if the market goes up. In this case, the fund may not achieve its investment goal.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- Franklin Templeton Variable Insurance Products Trust is an open-end management investment company organized as a Massachusetts business trust on April 26, 1988. Franklin
Templeton Variable Insurance Products Trust shares are purchased by insurance companies to fund benefits under variable life insurance and variable annuity contracts.

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2. Templeton Developing Markets Fund - Class 2 (the "Fund") is a portfolio of the Franklin Templeton Variable Insurance Products Trust. Templeton Asset Management Ltd. is the investment manager for the Fund.

   INVESTMENT OBJECTIVE: To seek long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market equity securities.

   TEMPLETON FOREIGN SECURITIES FUND - CLASS 2. Templeton Foreign Securities Fund - Class 2 (the "Fund") is a portfolio of the Franklin Templeton Variable Insurance Products Trust. Templeton Investment Counsel, LLC is the investment manager for the Fund.

   INVESTMENT OBJECTIVE: To seek long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2004


                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                         70 WEST RED OAK LANE, 4TH FLOOR
                             WHITE PLAINS, NY 10604
                                 1-800-355-4570

                                MAILING ADDRESS:
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvisorDesigns Variable Annuity dated May 1, 2004, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the "Company") by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

                                TABLE OF CONTENTS



                                                                            Page

GENERAL INFORMATION AND HISTORY.............................................   3
   Safekeeping of Assets....................................................   3

DISTRIBUTION OF THE CONTRACT................................................   3

METHOD OF DEDUCTING THE EXCESS CHARGE.......................................   3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS.......   4
   Section 403(b)...........................................................   4
   Sections 408 and 408A....................................................   4

PERFORMANCE INFORMATION.....................................................   5

EXPERTS.....................................................................  14

FINANCIAL STATEMENTS........................................................  14

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), First Security Benefit Life Insurance and Annuity Company of New York (the "Company"), and Variable Annuity Account A (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificate form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT

Security Distributors, Inc. ("SDI"), a wholly-owned subsidiary of Security Benefit Group, Inc., is Principal Underwriter of the Contract. SDI is registered as a broker/dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The offering of the Contract is continuous.

Subject to arrangements with the Company, the Contract is sold by independent broker/dealers who are members of the NASD and who become licensed to sell variable annuities for the Company, and by certain financial institutions. SDI acts as principal underwriter on behalf of the Company for the distribution of the Contract. SDI is not compensated under its Distribution Agreement with the Company and receives no underwriting commissions.

The compensation payable by SDI under these arrangements may vary, but is not expected to exceed in the aggregate 6.5% of purchase payments and 0.25% of contract value on an annualized basis.

METHOD OF DEDUCTING THE EXCESS CHARGE

The base mortality and expense risk charge of 0.85%, and the administration charge, which ranges from 0.25% to 0.60%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the base charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the base mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the OppenheimerFunds Global Subaccount and no Riders, the Excess Charge would be computed as follows:

Mortality and Expense Risk Charge               0.95%
Plus:  Optional Rider Charge ....            +   N/A
Less:  Base Charge ..............           --  0.85%
                                                ----
Excess Charge on an Annual Basis                0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

Accumulation Unit Value as of
   Valuation Date before Record Date                      $      10.00
Accumulation Unit Value
   as of Reinvestment Date .........                      $      9.975
                                                          ------------
Gross Dividend Per Unit ............                      $      0.025
Less:  Excess Charge Per Unit ......                 --   $    0.00085
                                                          ------------
Net Dividend Per Unit ..............                      $    0.02415
Times:  Number of Accumulation Units                  x          5,000
                                                          ------------
Net Dividend Amount ................                      $     120.75

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the OppenheimerFunds Global Subaccount, as follows:
$0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 6. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are not payable after the Annuity Start Date.

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION 403(b) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits. The maximum exclusion allowance (MEA) limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section 402(g) generally limits an employee's annual salary reduction contributions to a 403(b) annuity and any 401(k) arrangement equal to the applicable dollar amount shown in the table below:


        TAX YEAR               DEFERRED AMOUNT
        --------               ---------------
          2004                     $13,000
          2005                     $14,000
   2006 and thereafter             $15,000


The $15,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. If an individual is age 50 or over, catch up contributions can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:


                                 ADDITIONAL
        TAX YEAR               CATCH UP AMOUNT
        --------               ---------------
          2004                     $3,000
          2005                     $4,000
   2006 and thereafter             $5,000


The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the
Section 415(c) limit is the lesser of (i) $41,000, or (ii) 100% of the employee's annual compensation.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRA's under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


        TAX YEAR                AMOUNT
        --------                ------
          2004                  $3,000
        2005-2007               $4,000
   2008 and thereafter          $5,000

 (If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $500 during the tax years of 2004 and 2005, or $1,000 for the 2006 tax year or any tax year thereafter.


Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 15% of the compensation of the participant in the Plan, or (b) $41,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1


For the seven-day period ended December 31, 2003, the yield of the Rydex Money Market Subaccount was -1.56% and the effective yield of the Rydex Money Market Subaccount was -1.55%.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may simultaneously be shown for other periods and will include total return for periods beginning prior to availability of the Contract. Such total return figures are based upon the performance of the respective Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract.


Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date of August 1, 2002, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of 0.60%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge. Average annual total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the level of Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.


The average annual return figures below have been adjusted to reflect the maximum charges imposed under the Contract, except that average annual return (without contingent deferred sales charge and administration charge), does not reflect any applicable withdrawal charge or account administration charge of $30. Those charges, if reflected, would reduce such average annual return figures. All average annual return figures are as of December 31, 2003.

STANDARDIZED TOTAL RETURN
(With Contingent Deferred Sales Charge and Administration Charge)
-----------------------------------------------------------------------------------------------------------
                                                            1 Year             5 Years             10 Years
-----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Series I                      15.00%           (18.68)%(1)               --
-----------------------------------------------------------------------------------------------------------
Federated High Income Bond II - Service Shares               7.65%            (2.79)%(1)               --
-----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II           (10.22)%           (2.33)%(1)               --
-----------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund                                  13.88%            (6.73)%(1)               --
-----------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500                                   13.59%           (13.47)%(1)               --
-----------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment-Grade Bond                       (7.80)%           (0.73)%(1)               --
-----------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities                       15.11%           (13.61)%(1)               --
-----------------------------------------------------------------------------------------------------------
Franklin Small Cap Class 2                                  22.36%           (15.31)%(1)               --
-----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                     17.18%           (11.33)%(1)               --
-----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                     (8.49)%           (8.81)%(1)               --
-----------------------------------------------------------------------------------------------------------
Rydex U.S. Government Money Market                         (12.23)%           (7.57)%(1)               --
-----------------------------------------------------------------------------------------------------------
OppenheimerFunds Global                                     28.88%            (8.93)%(1)               --
-----------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return                                       (5.05)%(14)          --                    --
-----------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return                                      20.45%(14)           --                    --
-----------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Amerigo                                   5.61%(15)           --                    --
-----------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Clermont                                 (1.68)%(15)          --                    --
-----------------------------------------------------------------------------------------------------------
Rydex Arktos                                               (46.06)%           (8.49)%(2)               --
-----------------------------------------------------------------------------------------------------------
Rydex Nova                                                  24.55%           (20.90)%(1)               --
-----------------------------------------------------------------------------------------------------------
Rydex OTC                                                   30.44%           (28.34)%(1)               --
-----------------------------------------------------------------------------------------------------------
Rydex Ursa                                                 (33.64)%           (5.84)%(1)               --
-----------------------------------------------------------------------------------------------------------
Rydex Large Cap Europe                                      28.29%            (7.38)%(3)               --
-----------------------------------------------------------------------------------------------------------
Rydex Large Cap Japan                                       23.09%            (9.25)%(3)               --
-----------------------------------------------------------------------------------------------------------
Rydex Banking                                               17.35%             1.90%(4)                --
-----------------------------------------------------------------------------------------------------------
Rydex Basic Materials                                       17.10%            (5.19)%(4)               --
-----------------------------------------------------------------------------------------------------------
Rydex Biotechnology                                         27.30%           (18.72)%(4)               --
-----------------------------------------------------------------------------------------------------------
Rydex Consumer Products                                      7.78%            (2.10)%(5)               --
-----------------------------------------------------------------------------------------------------------
Rydex Electronics                                           54.18%           (22.44)%(6)               --
-----------------------------------------------------------------------------------------------------------
Rydex Energy                                                 8.87%           (13.03)%(7)               --
-----------------------------------------------------------------------------------------------------------
Rydex Energy Services                                       (4.66)%          (22.14)%(4)               --
-----------------------------------------------------------------------------------------------------------
Rydex Financial Services                                    14.65%            (7.56)%(8)               --
-----------------------------------------------------------------------------------------------------------

STANDARDIZED TOTAL RETURN
(With Contingent Deferred Sales Charge and Administration Charge)
-----------------------------------------------------------------------------------------------------------
                                                            1 Year             5 Years             10 Years
-----------------------------------------------------------------------------------------------------------
Rydex Health Care                                           15.38%           (10.79)%(9)               --
-----------------------------------------------------------------------------------------------------------
Rydex Internet                                              48.80%           (28.66)%(2)               --
-----------------------------------------------------------------------------------------------------------
Rydex Juno                                                 (10.83)%(14)          --                    --
-----------------------------------------------------------------------------------------------------------
Rydex Leisure                                               20.44%           (15.90)%(2)               --
-----------------------------------------------------------------------------------------------------------
Rydex Medius                                                37.43%            (8.33)%(13)              --
-----------------------------------------------------------------------------------------------------------
Rydex Mekros                                                48.73%           (13.52)%(13)              --
-----------------------------------------------------------------------------------------------------------
Rydex Precious Metals                                       26.17%            25.33%(1)                --
-----------------------------------------------------------------------------------------------------------
Rydex Real Estate                                           15.90%             1.07%(13)               --
-----------------------------------------------------------------------------------------------------------
Rydex Retailing                                             20.87%            (6.09)%(10)              --
-----------------------------------------------------------------------------------------------------------
Rydex Sector Rotation                                       15.47%           (10.35)%(13)              --
-----------------------------------------------------------------------------------------------------------
Rydex Technology                                            45.92%           (20.79)%(4)               --
-----------------------------------------------------------------------------------------------------------
Rydex Telecommunications                                    19.24%           (22.33)%(11)              --
-----------------------------------------------------------------------------------------------------------
Rydex Titan 500                                             39.83%           (13.60)%(13)              --
-----------------------------------------------------------------------------------------------------------
Rydex Transportation                                         6.43%            (7.50)%(12)              --
-----------------------------------------------------------------------------------------------------------
Rydex U.S. Government Bond                                 (12.80)%           (0.42)%(13)              --
-----------------------------------------------------------------------------------------------------------
Rydex Utilities                                             11.05%           (25.58)%(4)               --
-----------------------------------------------------------------------------------------------------------
Rydex Velocity 100                                          81.60%           (10.85)%(13)              --
-----------------------------------------------------------------------------------------------------------
SBL Small Cap Value                                         36.12%(14)           --                    --
-----------------------------------------------------------------------------------------------------------
Strong Opportunity                                          22.32%           (10.64)%(1)               --
-----------------------------------------------------------------------------------------------------------
Templeton Developing Markets Class 2                        37.76%             0.71%(1)                --
-----------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Class 2                        17.56%           (12.06)%(1)               --
-----------------------------------------------------------------------------------------------------------




 (1) From January 12, 2001 (date of commencement of Separate Account operations) to December 31, 2003. The Separate Account commenced operations prior to the date the Contract was first made available for purchase on April 2, 2001.



 (2) From May 22, 2001 (date added to Separate Account) to December 31, 2003.



 (3) From October 1, 2001 (date added to Separate Account) to December 31,
     2003.



 (4) From May 2, 2001 (date added to Separate Account) to December 31, 2003.



 (5) From May 29, 2001 (date added to Separate Account) to December 31, 2003.



 (6) From August 3, 2001 (date added to Separate Account) to December 31, 2003.



 (7) From May 29, 2001 (date added to Separate Account) to December 31, 2003.



 (8) From July 20, 2001 (date added to Separate Account) to December 31, 2003.



 (9) From June 20, 2001 (date added to Separate Account) to December 31, 2003.



(10) From July 23, 2001 (date added to Separate Account) to December 31, 2003.



(11) From July 27, 2001 (date added to Separate Account) to December 31, 2003.



(12) From June 11, 2001 (date added to Separate Account) to December 31, 2003.



(13) From May 1, 2002 (date added to Separate Account) to December 31, 2003



(14) From May 1, 2003 (date added to Separate Account) to December 31, 2003.



(15) From July 1, 2003 (date added to Separate Account) to December 31, 2003).

NON-STANDARDIZED TOTAL RETURN
(Without Contingent Deferred Sales Charge and Administration Charge)
----------------------------------------------------------------------------------------------------------
                                                        1 Year             5 Years            10 Years
----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Series I                  27.66%             (2.09)%             6.35%
----------------------------------------------------------------------------------------------------------
Federated High Income Bond II - Service Shares          20.15%              1.62%              4.72%(1)
----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         0.90%              4.25%              4.68%(2)
----------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund                              26.51%              1.81%             12.26%(3)
----------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500                               26.21%             (2.46)%             9.08%
----------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment-Grade Bond                    3.53%              5.17%              5.22%
----------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities                   27.77%             (7.09)%             5.82%(3)
----------------------------------------------------------------------------------------------------------
Franklin Small Cap Class 2                              35.17%              5.25%              5.10%(5)
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                 29.88%              0.62%              5.67%(6)
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                 33.22%              0.03%              8.44%(7)
----------------------------------------------------------------------------------------------------------
Rydex U.S. Government Money Market                      (1.30)%             1.03%              1.09%(4)
----------------------------------------------------------------------------------------------------------
OppenheimerFunds Global                                 41.82%              7.94%              9.02%
----------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return                                    6.44%             10.23%(26)            --
----------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return                                   3.26%              4.78%              5.17%(27)
----------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Amerigo                              15.22%(28)            --                 --
----------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Clermont                              7.50%(28)            --                 --
----------------------------------------------------------------------------------------------------------
Rydex Arktos                                           (38.17)%            (1.91)%(9)            --
----------------------------------------------------------------------------------------------------------
Rydex Nova                                              37.41%             (8.85)%            (0.34)%(8)
----------------------------------------------------------------------------------------------------------
Rydex OTC                                               43.42%             (7.66)%             3.85%(8)
----------------------------------------------------------------------------------------------------------
Rydex Ursa                                             (24.63)%            (0.30)%            (6.30)%(10)
----------------------------------------------------------------------------------------------------------
Rydex Large Cap Europe                                  41.22%              1.17%(11)            --
----------------------------------------------------------------------------------------------------------
Rydex Large Cap Japan                                   35.90%             (1.30)%(11)           --
----------------------------------------------------------------------------------------------------------
Rydex Banking                                           30.05%              9.47%(12)            --
----------------------------------------------------------------------------------------------------------
Rydex Basic Materials                                   29.79%              2.55%(12)            --
----------------------------------------------------------------------------------------------------------
Rydex Biotechnology                                     40.23%            (10.73)%(12)           --
----------------------------------------------------------------------------------------------------------
Rydex Consumer Products                                 20.28%              5.51%(13)            --
----------------------------------------------------------------------------------------------------------
Rydex Electronics                                       67.66%            (13.60)%(14)           --
----------------------------------------------------------------------------------------------------------
Rydex Energy                                            21.40%             (5.32)%(13)           --
----------------------------------------------------------------------------------------------------------
Rydex Energy Services                                    6.96%            (14.66)%(12)           --
----------------------------------------------------------------------------------------------------------
Rydex Financial Services                                27.29%              0.37%(15)            --
----------------------------------------------------------------------------------------------------------
Rydex Health Care                                       28.04%             (3.03)%(16)           --
----------------------------------------------------------------------------------------------------------
Rydex Juno                                              (1.54)%(24)           --                 --
----------------------------------------------------------------------------------------------------------

NON-STANDARDIZED TOTAL RETURN
(Without Contingent Deferred Sales Charge and Administration Charge)
----------------------------------------------------------------------------------------------------------
                                                        1 Year             5 Years            10 Years
----------------------------------------------------------------------------------------------------------
Rydex Internet                                          62.18%            (19.53)%(17)           --
----------------------------------------------------------------------------------------------------------
Rydex Leisure                                           33.21%             (7.97)%(9)            --
----------------------------------------------------------------------------------------------------------
Rydex Medius                                            50.55%             16.75%(11)            --
----------------------------------------------------------------------------------------------------------
Rydex Mekros                                            62.10%             13.44%(11)            --
----------------------------------------------------------------------------------------------------------
Rydex Precious Metals                                   39.06%             10.08%             (0.82)%(18)
----------------------------------------------------------------------------------------------------------
Rydex Real Estate                                       28.57%             12.54%(11)            --
----------------------------------------------------------------------------------------------------------
Rydex Retailing                                         33.65%              2.02%(19)            --
----------------------------------------------------------------------------------------------------------
Rydex Sector Rotation                                   28.14%             (1.19)%(23)           --
----------------------------------------------------------------------------------------------------------
Rydex Technology                                        59.22%            (12.24)%(12)           --
----------------------------------------------------------------------------------------------------------
Rydex Telecommunications                                31.98%            (13.36)%(20)           --
----------------------------------------------------------------------------------------------------------
Rydex Titan 500                                         53.02%             (1.32)%(11)           --
----------------------------------------------------------------------------------------------------------
Rydex Transportation                                    18.91%              0.12%(21)            --
----------------------------------------------------------------------------------------------------------
Rydex U.S. Government Bond                              (1.92)%             1.04%              1.26%(4)
----------------------------------------------------------------------------------------------------------
Rydex Utilities                                         23.62%            (17.76)%(12)           --
----------------------------------------------------------------------------------------------------------
Rydex Velocity 100                                      95.67%             (3.77)%(11)           --
----------------------------------------------------------------------------------------------------------
SBL Small Cap Value                                     49.32%             16.84%(25)            --
----------------------------------------------------------------------------------------------------------
Strong Opportunity                                      35.13%              5.25%             10.06%
----------------------------------------------------------------------------------------------------------
Templeton Developing Markets Class 2                    50.88%              6.43%             (4.64)%(22)
----------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Class 2                    30.27%              0.18%              5.03%
----------------------------------------------------------------------------------------------------------

 (1) From March 1, 1994 (date of Underlying Fund inception) to December 31,
     2003.

 (2) From March 28, 1994 (date of Underlying Fund inception) to December 31,
     2003.

 (3) From January 3, 1995 (date of Underlying Fund inception) to December 31, 2003.

 (4) From November 2, 1998 (date of Underlying Fund inception) to December 31, 2003.

 (5) From November 1, 1995 (date of Underlying Fund inception) to December 31, 2003.

 (6) From November 3, 1997 (date of Underlying Fund inception) to December 31, 2003.

 (7) From March 22, 1994 (date of Underlying Fund inception) to December 31,
     2003.

 (8) From May 7, 1997 (date of Underlying Fund inception) to December 31, 2003.

 (9) From May 22, 2001 (date of Underlying Fund inception) to December 31, 2003.

(10) From June 10, 1997 (date of Underlying Fund inception) to December 31,
     2003.

(11) From October 1, 2001 (date of Underlying Fund inception) to December 31, 2003.

(12) From May 2, 2001 (date of Underlying Fund inception) to December 31, 2003.

(13) From May 29, 2001 (date of Underlying Fund inception) to December 31, 2003.

(14) From August 3, 2001 (date of Underlying Fund inception) to December 31,
     2003.

(15) From July 20, 2001 (date of Underlying Fund inception) to December 31,
     2003.

(16) From June 20, 2001 (date of Underlying Fund inception) to December 31,
     2003.

(17) From May 23, 2001 (date of Underlying Fund inception) to December 31,
     2003.

(18) From May 29, 1997 (date of Underlying Fund inception) to December 31, 2003.

(19) From July 23, 2001 (date of Underlying Fund inception) to December 31,
     2003.

(20) From July 27, 2001 (date of Underlying Fund inception) to December 31,
     2003.

(21) From June 11, 2001 (date of Underlying Fund inception) to December 31,
     2003.

(22) From March 4, 1996 (date of Underlying Fund inception) to December 31,
     2003.

(23) From May 1, 2002 (date of Underlying Fund inception) to December 31, 2003.

(24) From May 1, 2003 (date of Underlying Fund inception) to December 31, 2003.

(25) From May 1, 2000 (date of Underlying Fund inception) to December 31, 2003.

(26) From September 30, 1999 (date of Underlying Fund inception) to December 31, 2003.

(27) From December 31, 1997 (date of Underlying Fund inception) to December 31, 2003.

(28) From July 1, 2003 (date of Underlying Fund inception) to December 31,
     2003.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.


Quotations of total return for any Subaccount of the Separate Account will be based on a hypothetical investment in an Account over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the separate account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


EXPERTS


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2003 and for the period from August 1, 2002 (inception date) to December 31, 2002,included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York at each of the specified periods ended December 31, 2003, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                              Financial Statements

                          Year Ended December 31, 2003




                                    CONTENTS


                                                                                                                        PAGE

Report of Independent Auditors....................................................................................        2

Audited Financial Statements

   Statements of Assets and Liabilities...........................................................................        3

   Statements of Operations.......................................................................................        7

   Statements of Changes in Net Assets............................................................................       14

   Notes to Financial Statements..................................................................................       23

                         Report of Independent Auditors


The Contract Owners
AdvisorDesigns Variable Annuity Account of First Security
    Benefit Life Insurance and Annuity Company of New York and
The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York

We have audited the accompanying statements of assets and liabilities of certain of the respective subaccounts of Variable Annuity Account A of First Security Benefit Life Insurance and Annuity Company of New York, a separate account comprised of the AIM Capital Appreciation, Federated High Income Bond II, Federated U.S. Government Securities II, Fidelity VIP II Contrafund, Fidelity VIP II Index 500, Fidelity VIP II Investment Grade Bond, Fidelity VIP III Growth Opportunities, Franklin Small Cap, Neuberger Berman AMT Guardian, Neuberger Berman Partners, SBL Global, PIMCO Real Return, PIMCO Total Return, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, Rydex VT U.S. Government Money Market, Rydex Arktos, Rydex Juno, Rydex Medius, Rydex Mekros, Rydex Nova, Rydex OTC, Rydex Ursa, Rydex Large Cap Europe, Rydex Large Cap Japan, Rydex Banking, Rydex Basic Materials, Rydex Biotechnology, Rydex Consumer Products, Rydex Electronics, Rydex Energy, Rydex Energy Services, Rydex Financial Services, Rydex Health Care, Rydex Internet, Rydex Leisure, Rydex Precious Metals, Rydex Real Estate, Rydex Retailing, Rydex Sector Rotation, Rydex Technology, Rydex Telecommunications, Rydex Titan 500, Rydex Transportation, Rydex U.S. Government Bond, Rydex Utilities, Rydex Velocity 100, Strong Opportunity, Strong Small Cap Value, Templeton Developing Markets, and Templeton Foreign Securities Subaccounts, which are available for investment by contract owners of the AdvisorDesigns Variable Annuity as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account A that are available for investment by contract owners of the AdvisorDesigns Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2003, and the results of their operations and the changes in their net assets for the periods described above in conformity with accounting principles generally accepted in the United States.

                                                     /s/ ERNST & YOUNG LLP

Kansas City, Missouri
January 30, 2004

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Assets and Liabilities
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2003


                                                                                       FEDERATED U.S.
                                          AIM CAPITAL           FEDERATED HIGH           GOVERNMENT         FIDELITY VIP II
                                          APPRECIATION          INCOME BOND II         SECURITIES II         CONTRAFUND
                                           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                     -----------------------------------------------------------------------------------------

Assets:
   Mutual funds, at market value .        $     96.9              $    694.8           $    160.9           $     39.3
                                     -----------------------------------------------------------------------------------------
Total assets .....................              96.9                   694.8                160.9                 39.3
                                     -----------------------------------------------------------------------------------------
Net assets .......................        $     96.9              $    694.8           $    160.9           $     39.3
                                     =========================================================================================

Units outstanding ................            11,398                  63,779               15,609                3,773

Unit value .......................        $     8.51              $    10.89           $    10.31           $    10.41

Mutual funds, at cost ............        $     86.4              $    669.7           $    160.5           $     38.1
Mutual fund shares ...............             4,556                  87,182               13,670                1,713


                                                               FIDELITY VIP II        FIDELITY VIP III
                                         FIDELITY VIP II          INVESTMENT              GROWTH             FRANKLIN
                                            INDEX 500             GRADE BOND           OPPORTUNITIES        SMALL CAP
                                           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                     -----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value .        $    289.8              $    175.5           $     16.5           $    312.2
                                     -----------------------------------------------------------------------------------------
Total assets .....................             289.8                   175.5                 16.5                312.2
                                     -----------------------------------------------------------------------------------------
Net assets .......................        $    289.8              $    175.5           $     16.5           $    312.2
                                     =========================================================================================

Units outstanding ................            32,816                  16,257                1,818               32,959

Unit value .......................        $     8.83              $    10.80           $     9.10           $     9.47

Mutual funds, at cost ............        $    280.0              $    172.8           $     14.4           $    304.2
Mutual fund shares ...............             2,313                  13,002                1,104               17,909


                                            NEUBERGER
                                            BERMAN AMT             NEUBERGER               SBL                   PIMCO
                                             GUARDIAN           BERMAN PARTNERS           GLOBAL              REAL RETURN
                                            SUBACCOUNT           SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                     -----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value .        $     93.6              $     86.2           $     38.3           $    108.1
                                     -----------------------------------------------------------------------------------------
Total assets .....................              93.6                    86.2                 38.3                108.1
                                     -----------------------------------------------------------------------------------------
Net assets .......................        $     93.6              $     86.2           $     38.3           $    108.1
                                     =========================================================================================

Units outstanding ................            10,571                   9,120                3,700               10,435

Unit value .......................        $     8.86              $     9.45           $    10.35           $    10.35

Mutual funds, at cost ............        $     87.4              $     78.8           $     36.2           $    107.7
Mutual fund shares ...............             6,698                   5,594                5,492                8,744

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                Statements of Assets and Liabilities (continued)
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2003


                                                                   RVT CLS                RVT CLS          RYDEX VT U.S.
                                             PIMCO               ADVISORONE              ADVISORONE         GOVERNMENT
                                          TOTAL RETURN             AMERIGO                CLERMONT         MONEY MARKET
                                           SUBACCOUNT             SUBACCOUNT             SUBACCOUNT         SUBACCOUNT
                                     -------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value .        $     349.1          $      1,454.9       $      1,101.8       $     20,514.9
                                    --------------------------------------------------------------------------------------
Total assets .....................              349.1                 1,454.9              1,101.8             20,514.9
                                    --------------------------------------------------------------------------------------
Net assets .......................        $     349.1          $      1,454.9       $      1,101.8       $     20,514.9
                                    ======================================================================================

Units outstanding ................             35,054                 128,233              104,078            2,261,713

Unit value .......................        $      9.95          $        11.35       $        10.59       $         9.07

Mutual funds, at cost ............        $     349.0          $      1,348.8       $      1,036.8       $     20,514.9
Mutual fund shares ...............             33,696                  50,185               40,733           20,514,933



                                          RYDEX ARKTOS            RYDEX JUNO           RYDEX MEDIUS          RYDEX MEKROS
                                           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                    --------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value .        $   1,430.4             $       5.6          $      14.8          $   4,265.4
                                    --------------------------------------------------------------------------------------
Total assets .....................            1,430.4                     5.6                 14.8              4,265.4
                                    --------------------------------------------------------------------------------------
Net assets .......................        $   1,430.4             $       5.6          $      14.8          $   4,265.4
                                    ======================================================================================
Units outstanding ................            162,221                  584                   1,318              412,137

Unit value .......................        $      8.82             $      9.65          $     11.22          $     10.35

Mutual funds, at cost ............        $   1,562.9             $       5.5          $      15.5          $   4,653.2
Mutual fund shares ...............             59,378                     227                  598              143,374


                                                                                                             RYDEX LARGE
                                           RYDEX NOVA            RYDEX OTC             RYDEX URSA            CAP EUROPE
                                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                    --------------------------------------------------------------------------------------

Assets:
   Mutual funds, at market value .        $     312.0             $     247.5          $   1,495.1          $     464.1
                                     -------------------------------------------------------------------------------------
Total assets .....................              312.0                   247.5              1,495.1                464.1
                                     -------------------------------------------------------------------------------------
Net assets .......................        $     312.0             $     247.5          $   1,495.1          $     464.1
                                     =====================================================================================
Units outstanding.................             41,053                  30,824              180,609               48,247

Unit value .......................        $      7.60             $      8.03          $      8.28          $      9.62

Mutual funds, at cost ............        $     292.1             $     238.5          $   1,617.1          $     492.9
Mutual fund shares ...............             43,269                  18,810              258,661               20,294

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                Statements of Assets and Liabilities (continued)
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2003


                                          RYDEX LARGE                                 RYDEX BASIC              RYDEX
                                           CAP JAPAN           RYDEX BANKING            MATERIALS           BIOTECHNOLOGY
                                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                     -----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value .        $    129.9              $     38.7           $    155.3           $      2.7
                                     -----------------------------------------------------------------------------------------
Total assets .....................             129.9                    38.7                155.3                  2.7
                                     -----------------------------------------------------------------------------------------
Net assets .......................        $    129.9              $     38.7           $    155.3           $      2.7
                                     =========================================================================================

Units outstanding ................            14,278                   3,296               15,687                  399

Unit value .......................        $     9.10              $    11.75           $     9.90           $     6.83

Mutual funds, at cost ............        $    124.1              $     36.8           $    150.8           $      2.7
Mutual fund shares ...............             5,161                   1,192                5,609                  143



                                         RYDEX CONSUMER             RYDEX                                        RYDEX
                                            PRODUCTS             ELECTRONICS           RYDEX ENERGY         ENERGY SERVICES
                                           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                     -----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value .        $     39.8              $     98.0           $    141.1           $      5.5
                                     -----------------------------------------------------------------------------------------
Total assets .....................              39.8                    98.0                141.1                  5.5
                                     -----------------------------------------------------------------------------------------
Net assets .......................        $     39.8              $     98.0           $    141.1           $      5.5
                                     =========================================================================================

Units outstanding ................             3,752                  14,976               17,610                  922

Unit value .......................        $    10.61              $     6.54           $     8.01           $     6.03

Mutual funds, at cost ............        $     36.5              $    101.9           $    139.2           $      5.6
Mutual fund shares ...............             1,355                   5,806                6,286                  356



                                             RYDEX                  RYDEX
                                       FINANCIAL SERVICES        HEALTH CARE          RYDEX INTERNET        RYDEX LEISURE
                                           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                     -----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value .        $     68.1              $    203.7           $     26.5           $     72.6
                                     -----------------------------------------------------------------------------------------
Total assets .....................              68.1                   203.7                 26.5                 72.6
                                     -----------------------------------------------------------------------------------------
Net assets .......................        $     68.1              $    203.7           $     26.5           $     72.6
                                     =========================================================================================

Units outstanding ................             7,239                  23,383                5,057                9,787

Unit value .......................        $     9.40              $     8.71           $     5.24           $     7.42

Mutual funds, at cost ............        $     65.4              $    199.9           $     24.8           $     69.9
Mutual fund shares ...............             2,618                   8,389                1,804                3,491

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                Statements of Assets and Liabilities (continued)
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2003


                                             RYDEX                 RYDEX                 RYDEX                 RYDEX
                                        PRECIOUS METALS         REAL ESTATE            RETAILING          SECTOR ROTATION
                                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                     -------------------------------------------------------------------------------------

Assets:
   Mutual funds, at market value .        $    83.0               $   112.6            $     0.5            $    78.0
                                     -------------------------------------------------------------------------------------
Total assets .....................             83.0                   112.6                  0.5                 78.0
                                     -------------------------------------------------------------------------------------
Net assets .......................        $    83.0               $   112.6            $     0.5            $    78.0
                                     =====================================================================================

Units outstanding ................            4,087                   9,354                   56                8,342

Unit value .......................        $   20.31               $   12.04            $    9.74            $    9.35

Mutual funds, at cost ............        $    78.8               $   117.9            $     0.5            $    74.7
Mutual fund shares ...............            8,307                   3,723                   21                7,739



                                             RYDEX               RYDEX U.S.                                    RYDEX
                                           TECHNOLOGY         GOVERNMENT BOND       RYDEX UTILITIES         VELOCITY 100
                                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                     -------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value .        $      10.9             $   3,719.2          $     239.8          $     170.2
                                     -------------------------------------------------------------------------------------
Total assets .....................               10.9                 3,719.2                239.8                170.2
                                     -------------------------------------------------------------------------------------
Net assets .......................        $      10.9             $   3,719.2          $     239.8          $     170.2
                                     =====================================================================================

Units outstanding ................              1,679                 354,840               43,792               33,689

Unit value .......................        $      6.52             $     10.48          $      5.47          $      5.05

Mutual funds, at cost ............        $      11.0             $   3,760.1          $     232.0          $     174.9
Mutual fund shares ...............                736                 318,694               16,026                7,833



                                                                                       TEMPLETON
                                             STRONG              STRONG SMALL          DEVELOPING            TEMPLETON
                                          OPPORTUNITY             CAP VALUE             MARKETS               FOREIGN
                                           SUBACCOUNT             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                     -------------------------------------------------------------------------------------

Assets:
   Mutual funds, at market value .        $    129.3              $     34.1           $    233.7           $    302.7
                                     -------------------------------------------------------------------------------------
Total assets .....................             129.3                    34.1                233.7                302.7
                                     -------------------------------------------------------------------------------------
Net assets .......................        $    129.3              $     34.1           $    233.7           $    302.7
                                     =====================================================================================

Units outstanding ................            14,219                   2,330               16,959               34,000

Unit value .......................        $     9.10              $    14.62           $    13.78           $     8.90

Mutual funds, at cost ............        $    116.5              $     29.5           $    222.0           $    281.9
Mutual fund shares ...............             6,810                   2,022               32,957               24,730

See accompanying notes.

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                            Statements of Operations
                                 (In Thousands)

                          Year Ended December 31, 2003


                                                                                              FEDERATED U.S.
                                                        AIM CAPITAL       FEDERATED HIGH       GOVERNMENT     FIDELITY VIP II
                                                        APPRECIATION      INCOME BOND II      SECURITIES II     CONTRAFUND
                                                         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                                    ---------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions ......................         $   ---           $   ---               $  1.5           $  ---
   Expenses:
     Mortality and expense risk fee ............            (0.8)             (1.7)                (0.9)            (0.4)
     Administrative and distribution charges ...            (0.6)             (1.0)                (0.7)            (0.2)
                                                    ---------------------------------------------------------------------------
Net investment income (loss) ...................            (1.4)             (2.7)                (0.1)            (0.6)

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions .................             ---               ---                  0.2              ---
   Realized gain (loss) on sales of fund
     shares ....................................             8.8               7.0                 (0.6)             6.3
   Change in unrealized appreciation/
     depreciation on investments
     during the year ...........................            13.2              25.0                  ---              1.2
                                                    ---------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments ..................            22.0              32.0                 (0.4)             7.5
                                                    ---------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations ............         $  20.6           $  29.3               $ (0.5)          $  6.9
                                                    ===========================================================================


                                                                                             FIDELITY VIP III
                                                      FIDELITY VIP II     FIDELITY VIP II        GROWTH           FRANKLIN
                                                         INDEX 500        INVESTMENT GRADE    OPPORTUNITIES       SMALL CAP
                                                         SUBACCOUNT       BOND SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                                    ---------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions ......................         $   ---           $  0.3                $  ---           $   ---
   Expenses:
     Mortality and expense risk fee ............            (0.2)            (0.8)                 (0.1)             (0.5)
     Administrative and distribution charges ...            (0.1)            (0.5)                  ---              (0.4)
                                                    ---------------------------------------------------------------------------
Net investment income (loss) ...................            (0.3)            (1.0)                 (0.1)             (0.9)

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions .................             ---              0.1                   ---               ---
   Realized gain (loss) on sales of fund
      shares ...................................             2.5              0.7                   ---              12.2
   Change in unrealized appreciation/
     depreciation on investments
     during the year ...........................             9.8              2.7                   2.1               8.6
                                                    ---------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments ..................            12.3              3.5                   2.1              20.8
                                                    ---------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations ............         $  12.0           $  2.5                $  2.0           $  19.9
                                                    ===========================================================================

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)
                                 (In Thousands)

                          Year Ended December 31, 2003


                                                   NEUBERGER
                                                   BERMAN AMT             NEUBERGER            SBL                PIMCO
                                                    GUARDIAN           BERMAN PARTNERS        GLOBAL           REAL RETURN
                                                   SUBACCOUNT            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT*
                                                ------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions.....................     $   0.4             $   ---              $    0.1              $    0.3
   Expenses:
     Mortality and expense risk fee...........        (0.6)               (0.5)                 (0.4)                 (0.3)
     Administrative and distribution charges..        (0.4)               (0.4)                 (0.1)                 (0.2)
                                                ------------------------------------------------------------------------------
Net investment income (loss)..................        (0.6)               (0.9)                 (0.4)                 (0.2)

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions................         ---                 ---                   ---                   2.2
   Realized gain (loss) on sales of fund
     shares ..................................        12.5                13.1                  10.7                  (0.7)
   Change in unrealized appreciation/
     depreciation on investments
     during the year..........................         8.1                 7.4                   2.1                   0.4
                                                ------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments.................        20.6                20.5                  12.8                   1.9
                                                ------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations...........     $  20.0             $  19.6              $   12.4              $    1.7
                                                ==============================================================================

                                                                        RVT CLS              RVT CLS           RYDEX VT U.S.
                                                       PIMCO          ADVISORONE           ADVISORONE           GOVERNMENT
                                                   TOTAL RETURN         AMERIGO             CLERMONT           MONEY MARKET
                                                    SUBACCOUNT*       SUBACCOUNT**         SUBACCOUNT**         SUBACCOUNT
                                                ------------------------------------------------------------------------------

Net investment income (loss):
   Dividend distributions.....................     $   2.3             $   ---               $   ---              $    0.2
   Expenses:
     Mortality and expense risk fee...........        (0.8)               (2.5)                 (2.5)                (67.8)
     Administrative and distribution charges..        (0.5)               (1.5)                 (1.4)                (36.0)
                                                ------------------------------------------------------------------------------
Net investment income (loss)..................         1.0                (4.0)                 (3.9)               (103.6)

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions................         2.7                 ---                   ---                   ---
   Realized gain (loss) on sales of fund
     shares ..................................        (1.2)                3.9                   1.2                   ---
   Change in unrealized appreciation/
     depreciation on investments
     during the year..........................         0.1               106.1                  65.0                   ---
                                                ------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments.................         1.6               110.0                  66.2                   ---
                                                ------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations...........     $   2.6             $ 106.0               $  62.3              $ (103.6)
                                                ==============================================================================

*  For the period from May 1, 2003 (inception date) to December 31, 2003.

** For the period from July 1, 2003 (inception date) to December 31, 2003.

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)
                                 (In Thousands)

                          Year Ended December 31, 2003


                                                   RYDEX ARKTOS        RYDEX JUNO        RYDEX MEDIUS     RYDEX MEKROS
                                                    SUBACCOUNT         SUBACCOUNT*         SUBACCOUNT      SUBACCOUNT
                                                ------------------------------------------------------------------------------

Net investment income (loss):
   Dividend distributions.....................      $  ---               $ ---              $ ---            $ 206.6
   Expenses:
     Mortality and expense risk fee...........        (3.0)               (1.1)              (1.1)              (3.4)
     Administrative and distribution charges..        (1.6)               (0.6)              (0.6)              (1.8)
                                                ------------------------------------------------------------------------------
Net investment income (loss)..................        (4.6)               (1.7)              (1.7)             201.4

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions................         ---                 ---                1.3              217.7
   Realized gain (loss) on sales of fund
     shares ..................................       (68.6)               24.3               28.7              229.4
   Change in unrealized appreciation/
     depreciation on investments
     during the year..........................      (132.6)                0.1               (0.7)            (387.8)
                                                ------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments.................      (201.2)               24.4               29.3               59.3
                                                ------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations...........     $(205.8)              $22.7              $27.6            $ 260.7
                                                ==============================================================================



                                                    RYDEX NOVA          RYDEX OTC          RYDEX URSA       RYDEX LARGE CAP
                                                    SUBACCOUNT          SUBACCOUNT         SUBACCOUNT      EUROPE SUBACCOUNT
                                                ------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions.....................     $   ---             $   ---              $     ---          $ 84.1
   Expenses:
     Mortality and expense risk fee...........        (3.0)               (4.8)                  (3.4)           (1.1)
     Administrative and distribution charges..        (1.6)               (2.6)                  (1.8)           (0.6)
                                                ------------------------------------------------------------------------------
Net investment income (loss)..................        (4.6)               (7.4)                  (5.2)           82.4

Net realized and unrealized
 gain (loss) on investments:
   Capital gains distributions................         ---                 ---                    ---             ---
   Realized gain (loss) on sales of fund
     shares ..................................       118.9               376.5                  (11.7)           23.1
   Change in unrealized appreciation/
     depreciation on investments
     during the year..........................        21.3                 9.2                 (122.0)          (28.8)
                                                ------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments.................       140.2               385.7                 (133.7)           (5.7)
                                                ------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations...........     $ 135.6             $ 378.3              $  (138.9)         $ 76.7
                                                ==============================================================================

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)
                                 (In Thousands)

                          Year Ended December 31, 2003


                                                    RYDEX LARGE                           RYDEX BASIC            RYDEX
                                                     CAP JAPAN        RYDEX BANKING        MATERIALS         BIOTECHNOLOGY
                                                    SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                ------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions.....................     $   ---             $   0.1              $   ---              $   ---
   Expenses:
     Mortality and expense risk fee...........        (0.9)               (0.1)                (0.2)                (0.1)
     Administrative and distribution charges..        (0.5)               (0.1)                (0.1)                (0.1)
                                                ------------------------------------------------------------------------------
Net investment income (loss)..................        (1.4)               (0.1)                (0.3)                (0.2)

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions................         ---                 ---                  ---                  ---
   Realized gain (loss) on sales of fund
     shares ..................................      (113.3)                2.3                 10.1                 (8.7)
   Change in unrealized appreciation/
     depreciation on investments
     during the year..........................         5.5                 1.9                  4.5                  ---
                                                ------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments.................      (107.8)                4.2                 14.6                 (8.7)
                                                ------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations...........     $(109.2)            $   4.1              $  14.3              $  (8.9)
                                                ==============================================================================



                                                       RYDEX
                                                     CONSUMER           RYDEX                                  RYDEX
                                                     PRODUCTS        ELECTRONICS         RYDEX ENERGY      ENERGY SERVICES
                                                    SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                ------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions.....................     $   ---             $   ---             $    ---          $    ---
   Expenses:
     Mortality and expense risk fee...........        (0.2)               (0.3)                (0.1)             (0.1)
     Administrative and distribution charges..        (0.1)               (0.2)                 ---               ---
                                                ----------------------------------------------------------------------------
Net investment income (loss)..................        (0.3)               (0.5)                (0.1)             (0.1)

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions................         0.4                 ---                  ---               ---
   Realized gain (loss) on sales of fund
     shares ..................................         2.3               (26.4)                (0.3)            (14.1)
   Change in unrealized appreciation/
     depreciation on investments
     during the year..........................         3.3                (0.9)                 1.9              (0.1)
                                                ----------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments.................         6.0               (27.3)                 1.6             (14.2)
                                                ----------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations...........     $   5.7             $ (27.8)            $    1.5         $   (14.3)
                                                ============================================================================


     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)
                                 (In Thousands)

                          Year Ended December 31, 2003


                                                  RYDEX FINANCIAL         RYDEX
                                                     SERVICES          HEALTH CARE       RYDEX INTERNET      RYDEX LEISURE
                                                    SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                ------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions.....................     $   0.1               $ ---              $ ---              $  ---
   Expenses:
     Mortality and expense risk fee...........        (0.3)               (0.3)              (0.2)               (0.3)
     Administrative and distribution charges..        (0.1)               (0.2)              (0.1)               (0.2)
                                                ------------------------------------------------------------------------------
Net investment income (loss)..................        (0.3)               (0.5)              (0.3)               (0.5)

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions................         ---                 ---                ---                 ---
   Realized gain (loss) on sales of fund
     shares ..................................         5.5                (2.6)             (15.1)               11.4
   Change in unrealized appreciation/
     depreciation on investments
     during the year..........................         2.7                 3.8                3.8                 2.7
                                                ------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments.................         8.2                 1.2              (11.3)               14.1
                                                ------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations...........     $   7.9               $ 0.7             $(11.6)             $ 13.6
                                                ==============================================================================



                                                       RYDEX              RYDEX                                  RYDEX
                                                  PRECIOUS METALS      REAL ESTATE       RYDEX RETAILING    SECTOR ROTATION
                                                     SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                ------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions.....................       $  ---               $  2.8            $  ---              $  ---
   Expenses:
     Mortality and expense risk fee...........         (0.5)                (0.4)             (0.1)               (0.1)
     Administrative and distribution charges..         (0.3)                (0.2)              ---                (0.1)
                                                ------------------------------------------------------------------------------
Net investment income (loss)..................         (0.8)                 2.2              (0.1)               (0.2)

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions................          ---                  4.9               ---                 ---
   Realized gain (loss) on sales of fund
     shares ..................................         (2.2)                10.0               0.6                (1.4)
   Change in unrealized appreciation/
     depreciation on investments
     during the year..........................          3.5                 (5.3)              ---                 3.6
                                                ------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments.................          1.3                  9.6               0.6                 2.2
                                                ------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations...........       $  0.5               $ 11.8            $  0.5              $  2.0
                                                ==============================================================================

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)
                                 (In Thousands)

                          Year Ended December 31, 2003


                                                                                   RYDEX
                                                     RYDEX TECHNOLOGY        TELECOMMUNICATIONS          RYDEX TITAN 500
                                                        SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                                ------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions.....................          $  ---                    $ ---                     $ ---
   Expenses:
     Mortality and expense risk fee...........            (0.5)                     ---                      (0.2)
     Administrative and distribution charges..            (0.3)                     ---                      (0.1)
                                                ------------------------------------------------------------------------------
Net investment income (loss)..................            (0.8)                     ---                      (0.3)

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions................             1.4                      ---                       ---
   Realized gain (loss) on sales of fund
      shares ................................            (25.4)                    (1.7)                      0.2
   Change in unrealized appreciation/
     depreciation on investments
     during the year..........................             4.2                      ---                       ---
                                                ------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments.................           (19.8)                    (1.7)                      0.2
                                                ------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations...........          $(20.6)                   $(1.7)                    $(0.1)
                                                ==============================================================================


                                                       RYDEX            RYDEX U.S.                              RYDEX
                                                   TRANSPORTATION       GOVERNMENT      RYDEX UTILITIES      VELOCITY 100
                                                     SUBACCOUNT       BOND SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                                ------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions.....................       $ ---              $ 22.7              $ ---              $13.7
   Expenses:
     Mortality and expense risk fee...........        (0.2)               (5.8)              (0.5)              (0.3)
     Administrative and distribution charges..        (0.1)               (3.0)              (0.3)              (0.1)
                                                ------------------------------------------------------------------------------
Net investment income (loss)..................        (0.3)               13.9               (0.8)              13.3

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions................         ---                19.4                ---                ---
   Realized gain (loss) on sales of fund
     shares ..................................         3.7               (13.5)               5.4                9.0
   Change in unrealized appreciation/
     depreciation on investments
     during the year..........................         ---               (41.0)               7.7               (4.7)
                                                ------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments.................         3.7               (35.1)              13.1                4.3
                                                ------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations...........       $ 3.4              $(21.2)             $12.3              $17.6
                                                ==============================================================================

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)
                                 (In Thousands)

                          Year Ended December 31, 2003


                                                                                          TEMPLETON
                                                      STRONG          STRONG SMALL        DEVELOPING         TEMPLETON
                                                    OPPORTUNITY        CAP VALUE           MARKETS            FOREIGN
                                                     SUBACCOUNT        SUBACCOUNT*        SUBACCOUNT         SUBACCOUNT
                                                ------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions.....................       $  0.1               $ ---              $ ---              $  1.2
   Expenses:
     Mortality and expense risk fee...........         (0.3)               (0.1)              (0.1)               (0.5)
     Administrative and distribution charges..         (0.2)                ---               (0.1)               (0.3)
                                                ------------------------------------------------------------------------------
Net investment income (loss)..................         (0.4)               (0.1)              (0.2)                0.4

Net realized and unrealized
  gain (loss) on investments:
   Capital gains distributions................          ---                 0.1                ---                 ---
   Realized gain (loss) on sales of fund
     shares...................................          1.0                 1.5                0.8                (0.6)
   Change in unrealized appreciation/
     depreciation on investments
     during the year..........................         12.8                 4.6               11.7                20.8
                                                ------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments.................         13.8                 6.2               12.5                20.2
                                                ------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations...........       $ 13.4               $ 6.1              $12.3              $ 20.6
                                                ==============================================================================

* For the period from May 1, 2003 (inception date) to December 31, 2003.

See accompanying notes.

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                       Statements of Changes in Net Assets
                                 (In Thousands)

                        Year Ended December 31, 2003 and
        Period From August 1, 2002 (Inception Date) to December 31, 2002


                                                                   AIM CAPITAL                   FEDERATED HIGH INCOME
                                                             APPRECIATION SUBACCOUNT              BOND II SUBACCOUNT
                                                             2003              2002              2003             2002
                                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)....................    $  (1.4)           $ (0.1)            $ (2.7)          $ ---
     Capital gains distributions.....................        ---               ---                ---             ---
     Realized gain (loss) on sales of fund shares....        8.8              (1.1)               7.0             0.1
     Change in unrealized appreciation/depreciation
       on investments during the period..............       13.2              (2.7)              25.0             0.1
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations......................       20.6              (3.9)              29.3             0.2

   From contractholder transactions:
     Variable annuity deposits.......................       66.3               ---               55.2             ---
     Contractholder maintenance charges..............       (0.6)             (0.1)              (1.4)            ---
     Terminations and withdrawals....................       (2.0)             (0.2)              (7.1)            ---
     Transfers between subaccounts, net..............    $ (30.2)             47.0              610.1             8.5
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions................       33.5              46.7              656.8             8.5
                                                       -----------------------------------------------------------------------
Net increase (decrease) in net assets................       54.1              42.8              686.1             8.7
Net assets at beginning of period....................       42.8               ---                8.7             ---
                                                       -----------------------------------------------------------------------
Net assets at end of period..........................    $  96.9            $ 42.8             $694.8           $ 8.7
                                                       =======================================================================
                                                                                           FIDELITY VIP II   FIDELITY VIP II
                                                            FEDERATED U.S. GOVERNMENT         CONTRAFUND        INDEX 500
                                                            SECURITIES II SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                                             2003              2002            2003***           2003***
                                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)....................      $  (0.1)           $ ---            $ (0.6)           $ (0.3)
     Capital gains distributions.....................          0.2              ---               ---               ---
     Realized gain (loss) on sales of fund shares....         (0.6)             ---               6.3               2.5
     Change in unrealized appreciation/depreciation
       on investments during the period..............          ---              0.4               1.2               9.8
                                                       ------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations......................         (0.5)             0.4               6.9              12.0

   From contractholder transactions:
     Variable annuity deposits.......................        176.1              ---              70.2              98.1
     Contractholder maintenance charges..............         (0.6)             ---              (0.4)             (0.1)
     Terminations and withdrawals....................         (3.6)            (0.2)             (0.2)              ---
     Transfers between subaccounts, net..............        (52.1)            41.4             (37.2)            179.8
                                                       ------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions................        119.8             41.2              32.4             277.8
                                                       ------------------------------------------------------------------------
Net increase (decrease) in net assets................        119.3             41.6              39.3             289.8
Net assets at beginning of period....................         41.6              ---               ---               ---
                                                       ------------------------------------------------------------------------
Net assets at end of period..........................      $ 160.9            $41.6            $ 39.3            $289.8
                                                       ========================================================================

*** These subaccounts were available for investment during 2002; however, there was no activity until 2003.

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                        Year Ended December 31, 2003 and
        Period From August 1, 2002 (Inception Date) to December 31, 2002


                                                         FIDELITY VIP II INVESTMENT           FIDELITY VIP III GROWTH
                                                            GRADE BOND SUBACCOUNT             OPPORTUNITIES SUBACCOUNT
                                                            2003              2002              2003             2002
                                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)....................      $ (1.0)           $ ---            $ (0.1)           $ ---
     Capital gains distributions.....................         0.1              ---               ---              ---
     Realized gain (loss) on sales of fund shares....         0.7              ---               ---              0.1
     Change in unrealized appreciation/depreciation
       on investments during the period..............         2.7              ---               2.1              ---
                                                       ------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations......................................         2.5              ---               2.0              0.1

   From contractholder transactions:
     Variable annuity deposits.......................        64.4              ---              14.0              ---
     Contractholder maintenance charges..............        (0.5)             ---              (0.1)             ---
     Terminations and withdrawals....................        (3.0)             ---               ---              ---
     Transfers between subaccounts, net..............       110.7              1.4               0.6             (0.1)
                                                       ------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions................       171.6              1.4              14.5             (0.1)
                                                       ------------------------------------------------------------------------
Net increase (decrease) in net assets................       174.1              1.4              16.5              ---
Net assets at beginning of period....................         1.4              ---               ---              ---
                                                       ------------------------------------------------------------------------
Net assets at end of period..........................      $175.5            $ 1.4            $ 16.5            $ ---
                                                       ========================================================================


                                                                                                                 NEUBERGER
                                                                                        NEUBERGER BERMAN           BERMAN
                                                           FRANKLIN SMALL CAP             AMT GUARDIAN            PARTNERS
                                                               SUBACCOUNT                  SUBACCOUNT            SUBACCOUNT
                                                            2003          2002          2003          2002        2003***
                                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)....................     $  (0.9)      $  ---        $ (0.6)       $ (0.1)       $ (0.9)
     Capital gains distributions.....................         ---          ---           ---           ---           ---
     Realized gain (loss) on sales of fund shares....        12.2         (0.3)         12.5          (0.6)         13.1
     Change in unrealized appreciation/depreciation
       on investments during the period..............         8.6         (0.6)          8.1          (1.9)          7.4
                                                       ------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations......................................        19.9         (0.9)         20.0          (2.6)         19.6

   From contractholder transactions:
     Variable annuity deposits.......................        55.0          ---          11.0           ---          25.8
     Contractholder maintenance charges..............        (0.4)         ---          (0.5)         (0.1)         (0.3)
     Terminations and withdrawals....................        (1.3)        (0.2)         (2.4)         (0.2)         (2.4)
     Transfers between subaccounts, net..............       209.8         30.3          21.1          47.3          43.5
                                                       ------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions................       263.1         30.1          29.2          47.0          66.6
                                                       ------------------------------------------------------------------------
Net increase (decrease) in net assets................       283.0         29.2          49.2          44.4          86.2
Net assets at beginning of period....................        29.2          ---          44.4           ---           ---
                                                       ------------------------------------------------------------------------
Net assets at end of period..........................     $ 312.2       $ 29.2        $ 93.6        $ 44.4        $ 86.2
                                                       ========================================================================

*** These subaccounts were available for investment during 2002; however, there was no activity until 2003

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                        Year Ended December 31, 2003 and
        Period From August 1, 2002 (Inception Date) to December 31, 2002


                                                                                                                  RVT CLS
                                                                                       PIMCO         PIMCO       ADVISORONE
                                                               SBL GLOBAL           REAL RETURN   TOTAL RETURN    AMERIGO
                                                               SUBACCOUNT            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                            2003          2002         2003*         2003**        2003*
                                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)....................    $ (0.4)       $ ---          $  1.0       $   (4.0)      $ (0.2)
     Capital gains distributions.....................       ---          ---             2.7            ---          2.2
     Realized gain (loss) on sales of fund shares....      10.7         (0.5)           (1.2)           3.9         (0.7)
     Change in unrealized appreciation/depreciation
       on investments during the period..............       2.1          ---             0.1          106.1          0.4
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations......................................      12.4         (0.5)            2.6          106.0          1.7

   From contractholder transactions:
     Variable annuity deposits.......................      73.1          ---            46.3          128.6         15.3
     Contractholder maintenance charges..............      (0.3)         ---            (0.7)          (2.1)        (0.1)
     Terminations and withdrawals....................      (0.5)         ---            (1.8)         (39.0)        (0.4)
     Transfers between subaccounts, net..............     (46.4)         0.5           302.7        1,261.4         91.6
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions................      25.9          ---           346.5        1,348.9        106.4
                                                       -----------------------------------------------------------------------
Net increase (decrease) in net assets................      38.3          ---           349.1        1,454.9        108.1
Net assets at beginning of period....................       ---          ---             ---            ---          ---
                                                       -----------------------------------------------------------------------
Net assets at end of period..........................    $ 38.3        $ ---          $349.1       $1,454.9       $108.1
                                                       =======================================================================


                                                          RVT CLS
                                                         ADVISORONE        RYDEX VT U.S.
                                                          CLERMONT        GOVERNMENT MONEY               RYDEX ARKTOS
                                                         SUBACCOUNT       MARKET SUBACCOUNT               SUBACCOUNT
                                                           2003**         2003          2002          2003          2002
                                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)....................    $   (3.9)    $   (103.6)    $  (0.2)      $   (4.6)      $  ---
     Capital gains distributions.....................         ---            ---         ---            ---          ---
     Realized gain (loss) on sales of fund shares....         1.2            ---         ---          (68.6)         ---
     Change in unrealized appreciation/depreciation
       on investments during the period..............        65.0            ---         ---         (132.6)         0.1
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations......................................        62.3         (103.6)       (0.2)        (205.8)         0.1

   From contractholder transactions:
     Variable annuity deposits.......................         9.3       37,620.8       361.7            1.1          1.4
     Contractholder maintenance charges..............        (1.5)         (51.8)       (0.1)          (4.0)         ---
     Terminations and withdrawals....................       (19.3)        (519.1)       (0.2)         (22.6)         ---
     Transfers between subaccounts, net..............     1,051.0      (16,590.3)     (202.3)       1,660.2          ---
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions................     1,039.5       20,459.6       159.1        1,634.7          1.4
                                                       -----------------------------------------------------------------------
Net increase (decrease) in net assets................     1,101.8       20,356.0       158.9        1,428.9          1.5
Net assets at beginning of period....................         ---          158.9         ---            1.5          ---
                                                       -----------------------------------------------------------------------
Net assets at end of period..........................    $1,101.8     $ 20,514.9     $ 158.9       $1,430.4       $  1.5
                                                       =======================================================================


* For the period from May 1, 2003 (inception date) to December 31, 2003. ** For the period from July 1, 2003 (inception date) to December 31, 2003.

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                        Year Ended December 31, 2003 and
        Period From August 1, 2002 (Inception Date) to December 31, 2002


                                                         RYDEX JUNO   RYDEX MEDIUS  RYDEX MEKROS          RYDEX NOVA
                                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT          SUBACCOUNT
                                                          2003***       2003***         2003*         2003          2002
                                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)....................    $  (1.7)       $  201.4      $ (1.7)      $  (4.6)       $ ---
     Capital gains distributions.....................        1.3           217.7         ---           ---          ---
     Realized gain (loss) on sales of fund shares....       28.7           229.4        24.3         118.9          0.1
     Change in unrealized appreciation/depreciation
       on investments during the period..............       (0.7)         (387.8)        0.1          21.3         (1.4)
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations......................................       27.6           260.7        22.7         135.6         (1.3)
   From contractholder transactions:
     Variable annuity deposits.......................        9.5             6.8         6.1          19.2          2.1
     Contractholder maintenance charges..............       (1.3)           (6.8)       (1.6)         (2.9)         ---
     Terminations and withdrawals....................       (1.4)          (28.7)       (3.1)        (13.8)         ---
     Transfers between subaccounts, net..............      (19.6)        4,033.4       (18.5)        145.7         27.4
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions.....................      (12.8)        4,004.7       (17.1)        148.2         29.5
                                                       -----------------------------------------------------------------------
Net increase (decrease) in net assets................       14.8         4,265.4         5.6         283.8         28.2
Net assets at beginning of period....................        ---             ---         ---          28.2          ---
                                                       -----------------------------------------------------------------------
Net assets at end of period..........................    $  14.8        $4,265.4      $  5.6       $ 312.0        $28.2
                                                       =======================================================================

                                                                 RYDEX OTC                         RYDEX URSA
                                                                 SUBACCOUNT                        SUBACCOUNT
                                                            2003            2002              2003             2002
                                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)....................     $  (7.4)         $  ---              $  (5.2)        $ ---
     Capital gains distributions.....................         ---             ---                  ---           ---
     Realized gain (loss) on sales of fund shares....       376.5            (1.3)               (11.7)         (0.1)
     Change in unrealized appreciation/depreciation
       on investments during the period..............         9.2            (0.2)              (122.0)          ---
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations......................................       378.3            (1.5)              (138.9)         (0.1)

   From contractholder transactions:
     Variable annuity deposits.......................         6.9             1.4                  5.3           ---
     Contractholder maintenance charges..............        (6.2)            ---                 (4.3)          ---
     Terminations and withdrawals....................       (57.9)            ---                (24.4)          ---
     Transfers between subaccounts, net..............       (74.9)            1.4              1,657.4           0.1
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions................      (132.1)            2.8              1,634.0           0.1
                                                       -----------------------------------------------------------------------
Net increase (decrease) in net assets................       246.2             1.3              1,495.1           ---
Net assets at beginning of period....................         1.3             ---                  ---           ---
                                                       -----------------------------------------------------------------------
Net assets at end of period..........................     $ 247.5           $ 1.3             $1,495.1        $  ---
                                                       =======================================================================

*   For the period from May 1, 2003 (inception date) to December 31, 2003.
*** These subaccounts were available for investment during 2002; however, there was no activity until 2003

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                        Year Ended December 31, 2003 and
        Period From August 1, 2002 (Inception Date) to December 31, 2002


                                                             RYDEX LARGE CAP             RYDEX LARGE CAP       RYDEX BANKING
                                                            EUROPE SUBACCOUNT            JAPAN SUBACCOUNT        SUBACCOUNT
                                                            2003          2002          2003          2002        2003***
                                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)....................    $  82.4       $ ---         $  (1.4)      $  ---        $ (0.1)
     Capital gains distributions.....................        ---         ---             ---          ---           ---
     Realized gain (loss) on sales of fund shares....       23.1        (0.9)         (113.3)         ---           2.3
     Change in unrealized appreciation/depreciation
       on investments during the period..............      (28.8)        ---             5.5          0.3           1.9
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations......................................       76.7        (0.9)         (109.2)         0.3           4.1

   From contractholder transactions:
     Variable annuity deposits.......................       12.0         ---            10.8          ---          11.9
     Contractholder maintenance charges..............       (0.9)        ---            (0.6)         ---          (0.1)
     Terminations and withdrawals....................       (2.1)        ---            (9.1)         ---          (0.7)
     Transfers between subaccounts, net..............      378.4         0.9           228.5          9.2          23.5
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions................      387.4         0.9           229.6          9.2          34.6
                                                       -----------------------------------------------------------------------
Net increase (decrease) in net assets................      464.1         ---           120.4          9.5          38.7
Net assets at beginning of period....................        ---         ---             9.5          ---           ---
                                                       -----------------------------------------------------------------------
Net assets at end of period..........................    $ 464.1       $ ---         $ 129.9       $  9.5        $ 38.7
                                                       =======================================================================



                                                                                       RYDEX
                                                       RYDEX BASIC      RYDEX         CONSUMER
                                                       MATERIALS    BIOTECHNOLOGY     PRODUCTS         RYDEX ELECTRONICS
                                                       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT            SUBACCOUNT
                                                         2003***        2003***        2003***         2003          2002
                                                       -----------------------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)....................   $ (0.2)       $   (0.3)         $ (0.3)       $ (0.5)       $  ---
     Capital gains distributions.....................      ---             ---             0.4           ---           ---
     Realized gain (loss) on sales of fund shares....     (8.7)           10.1             2.3         (26.4)          ---
     Change in unrealized appreciation/depreciation
       on investments during the period..............      ---             4.5             3.3          (0.9)         (3.0)
                                                       --------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations......................................     (8.9)           14.3             5.7         (27.8)         (3.0)

   From contractholder transactions:
     Variable annuity deposits.......................      4.2             3.9             1.2           1.5           ---
     Contractholder maintenance charges..............      ---            (0.3)           (0.2)         (0.2)          ---
     Terminations and withdrawals....................     (0.3)           (0.6)            ---          (1.5)          ---
     Transfers between subaccounts, net..............      7.7           138.0            33.1         102.9          26.1
                                                       --------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions................     11.6           141.0            34.1         102.7          26.1
                                                       --------------------------------------------------------------------------
Net increase (decrease) in net assets................      2.7           155.3            39.8          74.9          23.1
Net assets at beginning of period....................      ---             ---             ---          23.1           ---
                                                       --------------------------------------------------------------------------
Net assets at end of period..........................   $  2.7        $  155.3          $ 39.8        $ 98.0        $ 23.1
                                                       ==========================================================================

*** These subaccounts were available for investment during 2002; however, there was no activity until 2003

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                        Year Ended December 31, 2003 and
        Period From August 1, 2002 (Inception Date) to December 31, 2002


                                                                RYDEX ENERGY                   RYDEX ENERGY SERVICES
                                                                 SUBACCOUNT                         SUBACCOUNT
                                                             2003           2002               2003             2002
                                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)....................     $  (0.1)         $  ---             $ (0.1)           $ ---
     Capital gains distributions.....................         ---             ---                ---              ---
     Realized gain (loss) on sales of fund shares....        (0.3)            0.4              (14.1)             1.1
     Change in unrealized appreciation/depreciation
       on investments during the period..............         1.9             ---               (0.1)             ---
                                                       ------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations......................................         1.5             0.4              (14.3)             1.1

   From contractholder transactions:
     Variable annuity deposits.......................         0.4             ---                0.4              ---
     Contractholder maintenance charges..............        (0.1)            ---               (0.1)             ---
     Terminations and withdrawals....................        (0.7)            ---               (0.9)             ---
     Transfers between subaccounts, net..............       140.0            (0.4)              20.4             (1.1)
                                                       ------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions................       139.6            (0.4)              19.8             (1.1)
                                                       ------------------------------------------------------------------------
Net increase (decrease) in net assets................       141.1             ---                5.5              ---
Net assets at beginning of period....................         ---             ---                ---              ---
                                                       ------------------------------------------------------------------------
Net assets at end of period..........................     $ 141.1          $  ---             $  5.5            $ ---
                                                       ========================================================================




                                                                RYDEX FINANCIAL                     RYDEX HEALTH
                                                              SERVICES SUBACCOUNT                  CARE SUBACCOUNT
                                                             2003             2002              2003            2002
                                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)....................     $ (0.3)            $---              $ (0.5)          $---
     Capital gains distributions.....................        ---              ---                 ---            ---
     Realized gain (loss) on sales of fund shares....        5.5              1.5                (2.6)          (0.1)
     Change in unrealized appreciation/depreciation
       on investments during the period..............        2.7              ---                 3.8            ---
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations......................................        7.9              1.5                 0.7           (0.1)

   From contractholder transactions:
     Variable annuity deposits.......................       21.6              ---                15.4            ---
     Contractholder maintenance charges..............       (0.1)             ---                (0.3)           ---
     Terminations and withdrawals....................       (0.6)             ---                (0.1)           ---
     Transfers between subaccounts, net..............       39.3             (1.5)              188.0            0.1
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions................       60.2             (1.5)              203.0            0.1
                                                       -----------------------------------------------------------------------
Net increase (decrease) in net assets................       68.1              ---               203.7            ---
Net assets at beginning of period....................        ---              ---                 ---            ---
                                                       -----------------------------------------------------------------------
Net assets at end of period..........................     $ 68.1             $---              $203.7           $---
                                                       =======================================================================

    Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
     First Security Benefit Life Insurance and Annuity Company of New York

                Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                        Year Ended December 31, 2003 and
        Period From August 1, 2002 (Inception Date) to December 31, 2002


                                                             RYDEX INTERNET       RYDEX LEISURE     RYDEX PRECIOUS
                                                               SUBACCOUNT           SUBACCOUNT     METALS SUBACCOUNT
                                                           2003          2002        2003***       2003          2002
                                                      -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)...................   $  (0.3)        $ ---        $ (0.5)       $ (0.8)        $ ---
     Capital gains distributions....................       ---           ---           ---           ---           ---
     Realized gain (loss) on sales of fund shares...     (15.1)          ---          11.4          (2.2)          0.1
     Change in unrealized appreciation/depreciation
       on investments during the period.............       3.8          (2.1)          2.7           3.5           0.7
                                                      -----------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations.....................................     (11.6)         (2.1)         13.6           0.5           0.8

   From contractholder transactions:
     Variable annuity deposits......................       1.8           ---           4.1           0.8           ---
     Contractholder maintenance charges.............       ---           ---          (0.4)         (0.6)          ---
     Terminations and withdrawals...................      (2.1)          ---          (9.0)         (1.1)          ---
     Transfers between subaccounts, net.............      15.8          24.7          64.3          75.0           7.6
                                                      -----------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions...............      15.5          24.7          59.0          74.1           7.6
                                                      -----------------------------------------------------------------------
Net increase (decrease) in net assets...............       3.9          22.6          72.6          74.6           8.4
Net assets at beginning of period...................      22.6           ---           ---           8.4           ---
                                                      -----------------------------------------------------------------------
Net assets at end of period.........................   $  26.5         $22.6        $ 72.6        $ 83.0         $ 8.4
                                                      =======================================================================



                                                          RYDEX
                                                       REAL ESTATE      RYDEX RETAILING              RYDEX SECTOR
                                                        SUBACCOUNT         SUBACCOUNT            ROTATION SUBACCOUNT
                                                         2003***       2003          2002          2003         2002
                                                      -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)...................     $  2.2       $(0.1)        $ ---         $ (0.2)       $ ---
     Capital gains distributions....................        4.9         ---           ---            ---          ---
     Realized gain (loss) on sales of fund shares...       10.0         0.6           0.6           (1.4)         ---
     Change in unrealized appreciation/depreciation
       on investments during the period.............       (5.3)        ---           ---            3.6         (0.3)
                                                      -----------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations.....................................       11.8         0.5           0.6            2.0         (0.3)

   From contractholder transactions:
     Variable annuity deposits......................       25.3         2.5           ---           39.6          9.2
     Contractholder maintenance charges.............       (0.4)       (0.1)          ---           (0.5)         ---
     Terminations and withdrawals...................       (0.8)       (0.1)          ---           (6.5)         ---
     Transfers between subaccounts, net.............       76.7        (2.3)         (0.6)          34.5          ---
                                                      -----------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions...............      100.8         ---          (0.6)          67.1          9.2
                                                      -----------------------------------------------------------------------
Net increase (decrease) in net assets...............      112.6         0.5           ---           69.1          8.9
Net assets at beginning of period...................        ---         ---           ---            8.9          ---
                                                      -----------------------------------------------------------------------
Net assets at end of period.........................     $112.6       $ 0.5         $ ---         $ 78.0        $ 8.9
                                                      =======================================================================

*** These subaccounts were available for investment during 2002; however, there was no activity until 2003

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                        Year Ended December 31, 2003 and
        Period From August 1, 2002 (Inception Date) to December 31, 2002


                                                                                                      RYDEX
                                                             RYDEX TECHNOLOGY                   TELECOMMUNICATIONS
                                                                 SUBACCOUNT                         SUBACCOUNT
                                                           2003              2002              2003             2002
                                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)....................     $ (0.8)            $  ---            $  ---             $  ---
     Capital gains distributions.....................        1.4                ---               ---                ---
     Realized gain (loss) on sales of fund shares....      (25.4)               2.7              (1.7)               ---
     Change in unrealized appreciation/depreciation
       on investments during the period..............        4.2               (4.3)              ---                ---
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations......................................      (20.6)              (1.6)             (1.7)               ---

   From contractholder transactions:
     Variable annuity deposits.......................        8.0                ---               0.5                ---
     Contractholder maintenance charges..............       (0.4)               ---               ---                ---
     Terminations and withdrawals....................       (1.7)               ---               ---                ---
     Transfers between subaccounts, net..............        4.3               22.9               0.6                0.6
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions................       10.2               22.9               1.1                0.6
                                                       -----------------------------------------------------------------------
Net increase (decrease) in net assets................      (10.4)              21.3              (0.6)               0.6
Net assets at beginning of period....................       21.3                ---               0.6                ---
                                                       -----------------------------------------------------------------------
Net assets at end of period..........................     $ 10.9             $ 21.3            $  ---             $  0.6
                                                       =======================================================================

                                                           RYDEX             RYDEX
                                                         TITAN 500       TRANSPORTATION               RYDEX U.S. GOVERNMENT
                                                         SUBACCOUNT        SUBACCOUNT                     BOND SUBACCOUNT
                                                           2003***      2003          2002              2003           2002
                                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)....................    $ (0.3)        $ (0.3)       $ ---         $     13.9      $    0.2
     Capital gains distributions.....................       ---            ---          ---               19.4           ---
     Realized gain (loss) on sales of fund shares....       0.2            3.7          0.6              (13.5)          3.8
     Change in unrealized appreciation/depreciation
       on investments during the period..............       ---            ---          ---              (41.0)          0.1
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations......................................      (0.1)           3.4          0.6              (21.2)          4.1

   From contractholder transactions:
     Variable annuity deposits.......................       0.1            0.3          ---              795.1          97.5
     Contractholder maintenance charges..............      (0.1)           ---          ---               (8.6)          ---
     Terminations and withdrawals....................      (0.2)           ---          ---              (76.2)          ---
     Transfers between subaccounts, net..............       0.3           (3.7)        (0.6)           3,027.0         (98.5)
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions................       0.1           (3.4)        (0.6)           3,737.3          (1.0)
                                                       -----------------------------------------------------------------------
Net increase (decrease) in net assets................       ---            ---          ---            3,716.1           3.1
Net assets at beginning of period....................       ---            ---          ---                3.1           ---
                                                       -----------------------------------------------------------------------
Net assets at end of period..........................    $  ---         $  ---        $ ---         $  3,719.2      $    3.1
                                                       =======================================================================

*** These subaccounts were available for investment during 2002; however, there was no activity until 2003

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                        Year Ended December 31, 2003 and
        Period From August 1, 2002 (Inception Date) to December 31, 2002


                                                                                       RYDEX         STRONG     STRONG SMALL
                                                             RYDEX UTILITIES        VELOCITY 100   OPPORTUNITY    CAP VALUE
                                                                SUBACCOUNT           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                            2003          2002        2003***       2003***        2003*
                                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)....................     $ (0.8)       $ ---         $ 13.3        $ (0.4)      $ (0.1)
     Capital gains distributions.....................        ---          ---            ---           ---          0.1
     Realized gain (loss) on sales of fund shares....        5.4          ---            9.0           1.0          1.5
     Change in unrealized appreciation/depreciation
       on investments during the period..............        7.7          0.1           (4.7)         12.8          4.6
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations......................................       12.3          0.1           17.6          13.4          6.1

   From contractholder transactions:
     Variable annuity deposits.......................        0.1          ---            ---          47.5         27.6
     Contractholder maintenance charges..............       (0.3)         ---           (0.3)         (0.2)        (0.1)
     Terminations and withdrawals....................       (1.0)         ---           (0.6)         (0.4)        (0.5)
     Transfers between subaccounts, net..............      221.4          7.2          153.5          69.0          1.0
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions.....................      220.2          7.2          152.6         115.9         28.0
                                                       -----------------------------------------------------------------------
Net increase (decrease) in net assets................      232.5          7.3          170.2         129.3         34.1
Net assets at beginning of period....................        7.3          ---            ---           ---          ---
                                                       -----------------------------------------------------------------------
Net assets at end of period..........................     $239.8        $ 7.3         $170.2        $129.3       $ 34.1
                                                       =======================================================================

                                                              TEMPLETON DEVELOPING                 TEMPLETON FOREIGN
                                                               MARKETS SUBACCOUNT                SECURITIES SUBACCOUNT
                                                             2003              2002              2003            2002
                                                       -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)....................      $ (0.2)          $ ---              $  0.4          $ ---
     Capital gains distributions.....................         ---             ---                 ---            ---
     Realized gain (loss) on sales of fund shares....         0.8            (0.1)               (0.6)          (0.2)
     Change in unrealized appreciation/depreciation
       on investments during the period..............        11.7             ---                20.8            ---
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations......................................        12.3            (0.1)               20.6           (0.2)

   From contractholder transactions:
     Variable annuity deposits.......................        45.7             ---                 7.0            ---
     Contractholder maintenance charges..............        (0.1)            ---                (0.4)           ---
     Terminations and withdrawals....................        (0.1)            ---                (1.3)           ---
     Transfers between subaccounts, net..............       175.9             0.1               276.8            0.2
                                                       -----------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions................       221.4             0.1               282.1            0.2
                                                       -----------------------------------------------------------------------
Net increase (decrease) in net assets................       233.7             ---               302.7            ---
Net assets at beginning of period....................         ---             ---                 ---            ---
                                                       -----------------------------------------------------------------------
Net assets at end of period..........................      $233.7           $ ---              $302.7          $ ---
                                                       =======================================================================

*   For the period from May 1, 2003 (inception date) to December 31, 2003.

*** These subaccounts were available for investment during 2002; however, there was no activity until 2003. See accompanying notes.

     Variable Annuity Account A - AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                          Notes to Financial Statements

                                December 31, 2003


1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        ORGANIZATION -- Variable Annuity Account A - AdvisorDesigns Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York (the Account) is a deferred variable annuity account offered by First Security Benefit Life Insurance and Annuity Company of New York
        (FSBL). Purchase payments are allocated to one or more of the subaccounts that comprise Variable Annuity Account A (the Account), a separate account of FSBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in one of the portfolios of either AIM Variable Insurance Funds, Federated Insurance Series, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Franklin Templeton Variable Insurance Products Trust, The Neuberger Berman Advisors Management Trust, SBL Fund, Pacific Investment Management Company, Inc., The Rydex Variable Trust, Strong Capital Opportunity Fund II, Strong Small Cap Value Fund, and Franklin Templeton Variable Insurance Products Trust, mutual funds not otherwise available to the public. As directed by the owners, amounts may be invested in a designated mutual fund as follows:


        SUBACCOUNT                                          MUTUAL FUND
        ----------------------------------------------------------------------------------------------------------------------

                                                            AIM Variable Insurance Funds:
        AIM Capital Appreciation                               AIM V.I. Capital Appreciation Fund

                                                            Federated Insurance Series:
        Federated High Income Bond II                          Federated High Income Bond Fund II
        Federated U.S. Government Securities II                Federated Fund for U.S. Government Securities II

                                                            Fidelity Variable Insurance Products Fund II:
        Fidelity VIP II Contrafund*                            Fidelity VIP II Contrafund - Service Class 2
        Fidelity VIP II Index 500*                             Fidelity VIP II Index 500 - Service Class 2
        Fidelity VIP II Investment Grade Bond                  Fidelity VIP II Investment Grade Bond - Service Class 2

                                                            Fidelity Variable Insurance Products III:
        Fidelity VIP III Growth Opportunities                  Fidelity VIP III Growth Opportunities - Service Class 2

                                                            Franklin Templeton Variable Insurance Products Trust:
        Franklin Small Cap                                     Franklin Small Cap Fund

                                                            The Neuberger Berman Advisors Management Trust:
        Neuberger Berman AMT Guardian                          Neuberger & Berman AMT Guardian
        Neuberger Berman Partners*                             Neuberger Berman Partners

                                                            SBL Fund:
        SBL GLobal**                                           SBL Global (Series D)

                                                            PIMCO Variable Insurance Trust:
        PIMCO Real Return                                      PIMCO Real Return Portfolio Fund
        PIMCO Total Return                                     PIMCO Total Return Portfolio Fund

                                                            The Rydex Variable Trust:
        RVT CLS AdvisorOne Amerigo                             RVT CLS AdvisorOne Amerigo Fund
        RVT CLS AdvisorOne Clermont                            RVT CLS AdvisorOne Clermont Fund
        Rydex VT U.S. Government Money Market                  Rydex VT U.S. Government Money Market Fund
        Rydex Arktos                                           Rydex Arktos Fund
        Rydex Juno                                             Rydex Juno Fund
        Rydex Medius*                                          Rydex Medius Fund
        Rydex Mekros*                                          Rydex Mekros Fund
        Rydex Nova                                             Rydex Nova Fund
        Rydex OTC                                              Rydex OTC Fund


        SUBACCOUNT                                          MUTUAL FUND
        ----------------------------------------------------------------------------------------------------------------------
        Rydex Ursa                                             Rydex Ursa Fund
        Rydex Large Cap Europe                                 Rydex Large Cap Europe Fund
        Rydex Large Cap Japan                                  Rydex Large Cap Japan Fund
        Rydex Banking*                                         Rydex Banking Fund
        Rydex Basic Materials*                                 Rydex Basic Materials Fund
        Rydex Biotechnology*                                   Rydex Biotechnology Fund
        Rydex Consumer Products*                               Rydex Consumer Products Fund
        Rydex Electronics                                      Rydex Electronics Fund
        Rydex Energy                                           Rydex Energy Fund
        Rydex Energy Services                                  Rydex Energy Services Fund
        Rydex Financial Services                               Rydex Financial Services Fund
        Rydex Health Care                                      Rydex Health Care Fund
        Rydex Internet                                         Rydex Internet Fund
        Rydex Leisure*                                         Rydex Leisure Fund
        Rydex Precious Metals                                  Rydex Precious Metals Fund
        Rydex Real Estate*                                     Rydex Real Estate Fund
        Rydex Retailing                                        Rydex Retailing Fund
        Rydex Sector Rotation                                  Rydex Sector Rotation Fund
        Rydex Technology                                       Rydex Technology Fund
        Rydex Telecommunications**                             Rydex Telecommunications Fund
        Rydex Titan 500*                                       Rydex Titan 500 Fund
        Rydex Transportation**                                 Rydex Transportation Fund
        Rydex U.S. Government Bond                             Rydex U.S. Government Bond Fund
        Rydex Utilities                                        Rydex Utilities Fund
        Rydex Velocity 100*                                    Rydex Velocity 100 Fund

        Strong Opportunity*                                 Strong Opportunity Fund II

        Strong Small Cap Value                              Strong Small Cap Value Fund

                                                            Franklin Templeton Variable Insurance Products Trust:
        Templeton Developing Markets                           Templeton Developing Markets Securities Fund
        Templeton Foreign Securities                           Templeton Foreign Securities Fund

        * These subaccounts were available for investment during 2002; however, there was no activity until 2003.

        ** These subaccounts were available for investment during 2003; however, there was no activity.

        Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

        AIM Advisors Inc., serves as investment advisor for the AIM Variable Insurance Funds. Federated Advisors serves as investment advisor for the Federated Insurance Series. Fidelity Management and Research Company
        (FMR) serves as investment advisor for the Fidelity Variable Insurance Products II & III. FMR has engaged FMR Co. Inc. (FMRC), Fidelity Management & Research (U.K.), Inc., Fidelity Management & Research (Far
        East), Inc., and Fidelity Investments Japan Limited to provide subadvisory service to Fidelity VIP II Contrafund & Fidelity VIP III Growth Opportunities. FMR has engaged FMRC to provide subadvisory services to Fidelity VIP II Index 500. FMR has engaged Fidelity Investments Money Management, Inc. to provide subadvisory services to Fidelity VIP II Investment Grade Bond. Franklin Advisors, Inc. serves as investment advisor for Franklin Templeton Variable Insurance Products Trust. Neuberger Berman Management, Inc. (NBMI) serves as investment manager for The Neuberger Berman Advisors Management Trust. NBMI has engaged Neuberger Berman, LLC to provide subadvisory services to The Neuberger Berman Advisors Management Trust. Security Management Company, LLC (SMC), a wholly owned subsidiary of SBL, serves as investment manager for SBL Global (Series D). SMC has engaged OppenheimerFunds, Inc. to provide subadvisory services to SBL Global (Series D). Pacific Investments Management Company serves as investment adviser for PIMCO Variable Insurance Trust. Rydex Global Advisors serves as investment advisor for The Rydex Variable Trust. Strong Capital Management serves as investment advisor for the Strong Opportunity Fund II and the Strong Small Cap Value. Templeton Asset Management Ltd. serves as investment advisor for the Templeton Developing Markets Securities Fund. Templeton Investment Counsel, Inc. serves as investment advisor for Templeton Foreign Securities Fund.

        INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the statements of assets and liabilities at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of investments sold.

        The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2003 were as follows:


                                                                                COST OF      PROCEEDS
                                 SUBACCOUNT                                    PURCHASES    FROM SALES
-----------------------------------------------------------------------------------------------------------
                                                                                 (In Thousands)
AIM VI Capital Appreciation                                                $     666.8     $     634.7
Federated High Income Bond Fund II                                             1,116.1           462.0
Federated U.S. Government Securities II                                          393.8           273.9
Fidelity VIP II Contrafund - Service Class II                                    729.6           697.8
Fidelity VIP II Index 500 - Service Class II                                     429.7           152.2
Fidelity VIP II Investment Grade Bond - Service Class II                         341.4           170.7
Fidelity VIP III Growth Opportunities - Service Class II                          14.6             0.2
Franklin Small Cap Fund                                                          504.1           241.9
Neuberger Berman AMT Guardian                                                    439.5           410.9
Neuberger Berman Partners                                                        851.2           785.5
SBL Global (Series D)                                                            706.9           681.4
PIMCO Real Return*                                                               284.8           176.4
PIMCO Total Return*                                                              634.6           284.4
RVT CLS AdvisorOne Amerigo**                                                   1,415.9            71.0
RVT CLS AdvisorOne Clermont**                                                  1,061.6            26.0
Rydex VT U.S. Government Money Market                                         63,467.3        43,111.3
Rydex Arktos                                                                   7,523.8         5,893.7
Rydex Juno*                                                                    3,776.8         3,795.6
Rydex Medius                                                                   1,926.1         1,939.3
Rydex Mekros                                                                  10,872.9         6,449.1
Rydex Nova                                                                     2,817.1         2,673.5
Rydex OTC                                                                     15,789.1        15,928.6
Rydex Ursa                                                                     9,213.7         7,584.9
Rydex Large Cap Europe                                                         2,478.8         2,009.0
Rydex Large Cap Japan                                                          2,771.2         2,543.0
Rydex Banking                                                                    243.9           209.4
Rydex Basic Materials                                                            480.1           339.4
Rydex Biotechnology                                                              570.4           559.0
Rydex Consumer Products                                                          405.2           371.0
Rydex Electronics                                                              1,103.9         1,001.7
Rydex Energy                                                                     301.8           162.3
Rydex Energy Services                                                            753.3           733.6
Rydex Financial Services                                                         777.6           717.7
Rydex Health Care                                                              1,245.8         1,043.3
Rydex Internet                                                                   498.0           482.8
Rydex Leisure                                                                    843.5           785.0
Rydex Precious Metals                                                          1,411.3         1,338.0
Rydex Real Estate                                                                810.8           702.9
Rydex Retailing                                                                  290.0           290.1
Rydex Sector Rotation                                                            116.5            49.6
Rydex Technology                                                               1,391.1         1,380.3
Rydex Telecommunications                                                         118.4           117.3
Rydex Titan 500                                                                1,004.1         1,004.3
Rydex Transportation                                                             258.2           261.9
Rydex U.S. Government Bonds                                                    7,535.0         3,764.4
Rydex Utilities                                                                2,317.2         2,097.8
Rydex Velocity 100                                                               506.4           340.5
Strong Opportunity                                                               126.0            10.5
Strong Small Cap Value*                                                           58.3            30.3


                                                                                COST OF      PROCEEDS
                                 SUBACCOUNT                                    PURCHASES    FROM SALES
-----------------------------------------------------------------------------------------------------------
                                                                                 (In Thousands)

Templeton Developing Markets                                                     249.6            28.4
Templeton Foreign Securities                                                     303.3            20.8

       *  For the period from May 1, 2003 (inception date) to December 31, 2003.

       ** For the period from July 1, 2003 (inception date) to December 31,
          2003.

       REINVESTMENT OF DIVIDENDS -- Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

       FEDERAL INCOME TAXES -- The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code
       (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.     VARIABLE ANNUITY CONTRACT CHARGES

       FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount's average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%.


          ADMINISTRATIVE
              CHARGE                                                   SUBACCOUNT
       -----------------------------------------------------------------------------------------------------------------------

              0.25%        SBL Global, Strong Small Cap Value

              0.45%        Rydex Funds (Except RVT CLS AdvisorOne Amerigo and RVT CLS AdvisorOne Clermont)

              0.50%        Federated High Income Bond II and Fidelity Funds, except Fidelity VIP II Index 500, RVT CLS
                           AdvisorOne Amerigo, and RVT CLS AdvisorOne Clermont.

              0.55%        Fidelity VIP II Index 500, Strong Opportunity Fund, PIMCO Real Return, and PIMCO Total Return.

              0.60%        AIM Capital Appreciation, Federated U.S. Government Securities II, Franklin Small Cap, Neuberger
                           Funds, Templeton Funds.

        FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.10% of the average daily net assets. Additionally, FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

        When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

3.      SUMMARY OF UNIT TRANSACTIONS

        The changes in units outstanding for the year ended December 31, 2003 and period from August 1, 2002 (inception date) to December 31, 2003, were as follows:


                                                                   2003                                  2002
                                                   -------------------------------------  ------------------------------------
                                                                              NET                                  NET
                                                     UNITS     UNITS       INCREASE        UNITS      UNITS      INCREASE
                        SUBACCOUNT                   ISSUED   REDEEMED     (DECREASE)      ISSUED    REDEEMED    (DECREASE)
        ----------------------------------------------------------------------------------------------------------------------
                                                                                 (In Thousands)
        AIM Capital Appreciation                         93       (88)           5            11         (5)          6
        Federated High Income Bond Fund II              128       (65)          63             2         (1)          1
        Federated U.S. Government Securities II          41       (29)          12             4        ---           4
        Fidelity VIP II Contrafund                       98       (94)           4           ---        ---         ---
        Fidelity VIP II Index 500                        53       (20)          33           ---        ---         ---
        Fidelity VIP II Investment Grade Bond            40       (24)          16             1         (1)        ---
        Fidelity VIP III Growth Opportunities             2       ---            2             1         (1)        ---
        Franklin Small Cap                               58       (29)          29             5         (1)          4
        Neuberger Berman AMT Guardian                    59       (54)           5            11         (5)          6
        Neuberger Berman Partners                       130      (121)           9           ---        ---         ---
        SBL Global (Series D)                            88       (84)           4             1         (1)        ---
        PIMCO Real Return*                               34       (24)          10           ---        ---         ---
        PIMCO Total Return*                              74       (39)          35           ---        ---         ---
        RVT CLS AdvisorOne Amerigo**                    142       (14)         128           ---        ---         ---
        RVT CLS AdvisorOne Clermont**                   106        (2)         104           ---        ---         ---
        Rydex VT U.S. Government Money Market         9,622    (7,377)       2,245            49        (32)         17
        Rydex Arktos                                    973      (811)         162             1         (1)        ---
        Rydex Juno*                                     532      (531)           1           ---        ---         ---
        Rydex Medius                                    289      (288)           1           ---        ---         ---
        Rydex Mekros                                  1,343      (931)         412           ---        ---         ---
        Rydex Nova                                      480      (444)          36            10         (5)          5
        Rydex OTC                                     2,655    (2,624)          31             9         (9)        ---
        Rydex Ursa                                    1,207    (1,026)         181             1         (1)        ---
        Rydex Large Cap Europe                          321      (273)          48             7         (7)        ---
        Rydex Large Cap Japan                           363      (350)          13             1        ---           1
        Rydex Banking                                    33       (30)           3           ---        ---         ---
        Rydex Basic Materials                            58       (42)          16           ---        ---         ---
        Rydex Biotechnology                              93       (92)           1           ---        ---         ---
        Rydex Consumer Products                          91       (87)           4           ---        ---         ---
        Rydex Electronics                               203      (194)           9             6        ---           6
        Rydex Energy                                     43       (25)          18             2         (2)        ---
        Rydex Energy Services                           134      (133)           1             4         (4)        ---
        Rydex Financial Services                         99       (92)           7             3         (3)        ---
        Rydex Health Care                               219      (196)          23             2         (2)        ---
        Rydex Internet                                  113      (115)          (2)            7        ---           7
        Rydex Leisure                                   157      (147)          10           ---        ---         ---
        Rydex Precious Metals                            99       (96)           3             1        ---           1
        Rydex Real Estate                                91       (82)           9           ---        ---         ---
        Rydex Retailing                                  40       (40)         ---             3         (3)        ---
        Rydex Sector Rotation                            14        (7)           7             2         (1)          1
        Rydex Technology                                268      (271)          (3)           12         (7)          5
        Rydex Telecommunications                         28       (28)           0             1         (1)        ---
        Rydex Titan 500                                 165      (165)         ---           ---        ---         ---
        Rydex Transportation                             30       (30)         ---             3         (3)        ---
        Rydex U.S. Government Bond                      704      (349)         355            12        (12)        ---
        Rydex Utilities                                 561      (519)          42             2        ---           2
        Rydex Velocity 100                              130       (96)          34           ---        ---         ---
        Strong Opportunity                               16        (2)          14           ---        ---         ---
        Strong Small Cap Value*                           4        (2)           2           ---        ---         ---
        Templeton Developing Markets                     19        (2)          17             3         (3)        ---
        Templeton Foreign Securities                     37        (3)          34             1         (1)        ---

        *  For the period from May 1, 2003 (inception date) to December 31,
           2003.

        ** For the period from July 1, 2003 (inception date) to December 31,
           2003.

4.      UNIT VALUES

        A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for the period ended December 31, 2003 and for the period from August 1, 2002 (inception date) to December 31, 2002, were as follows:



        SUBACCOUNT                           2003        2002           SUBACCOUNT                           2003        2002
        -------------------------------------------------------         -------------------------------------------------------
        AIM CAPITAL APPRECIATION                                        FIDELITY VIP III GROWTH
        Units.........................     11,398       6,232              OPPORTUNITIES
        Unit value....................  $    8.51    $   6.87           Units.........................      1,818         ---
        Net assets (000s).............  $    96.9    $   42.8           Unit value.................... $     9.10   $     ---
        Ratio of expenses to net                                        Net assets (000s)............. $     16.5   $     ---
           assets*....................      1.45%       1.45%           Ratio of expenses to net
        Investment income ratio**.....       ---%        ---%              assets*....................      1.35%        ---%
        Total return***...............     23.87%     (1.86)%           Investment income ratio**.....       ---%        ---%
        -------------------------------------------------------         Total return***...............     17.27%        ---%
        FEDERATED HIGH INCOME BOND II                                   -------------------------------------------------------
        Units.........................     63,779         934           FRANKLIN SMALL CAP
        Unit value....................  $   10.89    $   9.34           Units.........................     32,959       4,040
        Net assets (000s).............  $   694.8    $    8.7           Unit value.................... $     9.47   $    7.22
        Ratio of expenses to net                                        Net assets (000s)............. $    312.2   $    29.2
           assets*....................      1.45%       1.45%           Ratio of expenses to net
        Investment income ratio**.....       ---%        ---%              assets*....................      1.45%       1.45%
        Total return***...............     16.60%       2.75%           Investment income ratio**.....       ---%        ---%
        -------------------------------------------------------         Total return***...............     31.16%     (0.28)%
        FEDERATED US GOVERNMENT                                         -------------------------------------------------------
           SECURITIES II                                                NEUBERGER BERMAN AMT GUARDIAN
        Units.........................     15,609       3,950           Units.........................     10,571       6,310
        Unit value....................  $   10.31    $  10.53           Unit value.................... $     8.86   $    7.03
        Net assets (000s).............  $   160.9    $   41.6           Net assets (000s)............. $     93.6   $    44.4
        Ratio of expenses to net                                        Ratio of expenses to net
           assets*....................      1.45%       1.45%              assets*....................      1.45%       1.45%
        Investment income ratio**.....      1.44%        ---%           Investment income ratio**.....      0.66%        ---%
        Total return***...............    (2.09)%       1.25%           Total return***...............     26.03%     (6.52)%
        -------------------------------------------------------         -------------------------------------------------------
        FIDELITY VIP II CONTRAFUND                                      NEUBERGER BERMAN PARTNERS
        1Units........................      3,773         ---           Units.........................      9,120         ---
        Unit value....................  $   10.41    $    ---           Unit value.................... $     9.45   $     ---
        Net assets (000s).............  $    39.3    $    ---           Net assets (000s)............. $     86.2   $     ---
        Ratio of expenses to net                                        Ratio of expenses to net
           assets*....................      1.35%        ---%              assets*....................      1.45%        ---%
        Investment income ratio**.....       ---%        ---%           Investment income ratio**.....       ---%        ---%
        Total return***...............     20.49%        ---%           Total return***...............     23.69%        ---%
        -------------------------------------------------------         -------------------------------------------------------
        FIDELITY VIP II INDEX 500                                       SBL GLOBAL
        Units.........................     32,816         ---           Units.........................      3,700         ---
        Unit value....................  $    8.83    $    ---           Unit value.................... $    10.35   $     ---
        Net assets (000s).............  $   289.8    $    ---           Net assets (000s)............. $     38.3   $     ---
        Ratio of expenses to net                                        Ratio of expenses to net
           assets*....................      1.40%        ---%              assets*....................      1.10%        ---%
        Investment income ratio**.....       ---%        ---%           Investment income ratio**.....      0.51%        ---%
        Total return***...............     18.68%        ---%           Total return***...............     47.02%        ---%
        -------------------------------------------------------         -------------------------------------------------------
        FIDELITY VIP II INVESTMENT                                      PIMCO REAL RETURN****
           GRADE BOND                                                   Units.........................     10,435         ---
        Units.........................     16,257         128           Unit value.................... $    10.35   $     ---
        Unit value....................  $   10.80    $  10.75           Net assets (000s)............. $    108.1   $     ---
        Net assets (000s).............  $   175.5    $    1.4           Ratio of expenses to net
        Ratio of expenses to net                                           assets*....................      1.40%        ---%
           assets*....................      1.35%       1.35%           Investment income ratio**.....      0.46%        ---%
        Investment income ratio**.....      0.30%        ---%           Total return***...............      0.10%        ---%
        Total return***...............      0.47%       3.76%           -------------------------------------------------------
        -------------------------------------------------------



        SUBACCOUNT                           2003        2002         SUBACCOUNT                         2003        2002
        -------------------------------------------------------       --------------------------------------------------------
        PIMCO TOTAL RETURN****                                        RYDEX NOVA FUND
        Units.........................       35,054        ---        Units.........................     41,053       4,939
        Unit value....................   $     9.95  $     ---        Unit value....................  $    7.60  $     5.70
        Net assets (000s).............   $    349.1  $     ---        Net assets (000s).............  $   312.0  $     28.2
        Ratio of expenses to net                                      Ratio of expenses to net
           assets*....................        1.40%       ---%           assets*....................      1.30%       1.30%
        Investment income ratio**.....        1.28%       ---%        Investment income ratio**.....       ---%        ---%
        Total return***...............      (1.00)%       ---%        Total return***...............     33.33%     (4.68)%
        -------------------------------------------------------       --------------------------------------------------------
        RVT CLS ADVISORONE                                            RYDEX OTC FUND
           AMERIGO*****                                               Units.........................     30,824         228
        Units.........................      128,233        ---        Unit value....................  $    8.03  $     5.77
        Unit value....................   $    11.35  $     ---        Net assets (000s).............  $   247.5  $      1.3
        Net assets (000s).............   $  1,454.9  $     ---        Ratio of expenses to net
        Ratio of expenses to net                                         assets*....................      1.30%       1.30%
           assets*....................        1.35%       ---%        Investment income ratio**.....       ---%        ---%
        Investment income ratio**.....         ---%       ---%        Total return***...............     39.17%       4.72%
        Total return***...............       11.38%       ---%        --------------------------------------------------------
        -------------------------------------------------------       RYDEX URSA FUND
        RVT CLS ADVISORONE                                            Units.........................    180,609         ---
           CLERMONT*****                                              Unit value....................  $    8.28  $      ---
        Units.........................      104,078        ---        Net assets (000s).............  $ 1,495.1  $      ---
        Unit value....................   $    10.59  $     ---        Ratio of expenses to net
        Net assets (000s).............   $  1,101.8  $     ---           assets*....................      1.30%        ---%
        Ratio of expenses to net                                      Investment income ratio**.....       ---%        ---%
           assets*....................        1.35%       ---%        Total return***...............   (24.25)%        ---%
        Investment income ratio**.....         ---%       ---%        --------------------------------------------------------
        Total return***...............        5.90%       ---%        RYDEX LARGE CAP EUROPE FUND
        -------------------------------------------------------       Units.........................     48,247         ---
        RYDEX VT U.S. GOVERNMENT                                      Unit value....................  $    9.62  $      ---
        MONEY MARKET                                                  Net assets (000s).............  $   464.1  $      ---
        Units.........................    2,261,713     16,781        Ratio of expenses to net
        Unit value....................   $     9.07  $    9.47           assets*....................      1.30%        ---%
        Net assets (000s).............   $ 20,514.9  $   158.9        Investment income ratio**.....     36.23%        ---%
        Ratio of expenses to net                                      Total return***...............     31.60%        ---%
           assets*....................        1.30%      1.30%        --------------------------------------------------------
        Investment income ratio**.....         ---%      0.03%        RYDEX LARGE CAP JAPAN FUND
        Total return***...............      (4.22)%    (1.56)%        Units.........................     14,278       1,378
        -------------------------------------------------------       Unit value....................  $    9.10  $     6.90
        RYDEX ARKTOS FUND                                             Net assets (000s).............  $   129.9  $      9.5
        Units.........................      162,221        100        Ratio of expenses to net
        Unit value....................   $     8.82  $   14.70           assets*....................      1.30%       1.30%
        Net assets (000s).............   $  1,430.4  $     1.5        Investment income ratio**.....       ---%        ---%
        Ratio of expenses to net                                      Total return***...............     31.88%    (15.23)%
           assets*....................        1.30%      1.30%        --------------------------------------------------------
        Investment income ratio**.....         ---%       ---%        RYDEX BANKING FUND
        Total return***...............     (40.00)%   (15.22)%        Units.........................      3,296         ---
        -------------------------------------------------------       Unit value....................  $   11.75  $      ---
        RYDEX JUNO FUND****                                           Net assets (000s).............  $    38.7  $      ---
        Units.........................          584        ---        Ratio of expenses to net
        Unit value....................   $     9.65  $     ---           assets*....................      1.30%        ---%
        Net assets (000s).............   $      5.6  $     ---        Investment income ratio**.....      0.39%        ---%
        Ratio of expenses to net                                      Total return***...............     28.98%        ---%
           assets*....................        1.30%       ---%        --------------------------------------------------------
        Investment income ratio**.....         ---%       ---%        RYDEX BASIC MATERIALS FUND
        Total return***...............      (1.03)%       ---%        Units.........................     15,687         ---
        -------------------------------------------------------       Unit value....................  $    9.90  $      ---
        RYDEX MEDIUS FUND                                             Net assets (000s).............  $   155.3  $      ---
        Units.........................        1,318        ---        Ratio of expenses to net
        Unit value....................   $    11.22  $     ---           assets*....................      1.30%        ---%
        Net assets (000s).............   $     14.8  $     ---        Investment income ratio**.....      0.07%        ---%
        Ratio of expenses to net                                      Total return***...............     23.60%        ---%
           assets*....................        1.30%       ---%        --------------------------------------------------------
        Investment income ratio**.....         ---%       ---%        RYDEX BIOTECHNOLOGY FUND
        Total return***...............       56.92%       ---%        Units.........................        399         ---
        -------------------------------------------------------       Unit value....................  $    6.83  $      ---
        RYDEX MEKROS FUND                                             Net assets (000s).............  $     2.7  $      ---
        Units.........................      412,137        ---        Ratio of expenses to net
        Unit value....................   $    10.35  $     ---           assets*....................      1.30%        ---%
        Net assets (000s).............   $  4,265.4  $     ---        Investment income ratio**.....       ---%        ---%
        Ratio of expenses to net                                      Total return***...............     33.92%        ---%
           assets*....................      1.30%        ---%         --------------------------------------------------------
        Investment income ratio**.....      9.68%        ---%         RYDEX CONSUMER PRODUCTS FUND
        Total return***...............     67.48%        ---%         Units.........................      3,752         ---
        -------------------------------------------------------       Unit value....................  $   10.61  $      ---
                                                                      Net assets (000s).............  $    39.8  $      ---
                                                                      Ratio of expenses to net
                                                                         assets*....................      1.30%        ---%
                                                                      Investment income ratio**.....      0.20%        ---%
                                                                      Total return***...............     20.71%        ---%
                                                                      --------------------------------------------------------




        SUBACCOUNT                           2003        2002          SUBACCOUNT                           2003        2002
        --------------------------------------------------------       --------------------------------------------------------

        RYDEX ELECTRONICS FUND                                          RYDEX RETAILING FUND
        Units.........................      14,976       5,753          Units.........................          56         ---
        Unit value....................    $   6.54  $     4.02          Unit value....................    $   9.74   $     ---
        Net assets (000s).............    $   98.0  $     23.1          Net assets (000s).............    $    0.5   $     ---
        Ratio of expenses to net                                        Ratio of expenses to net
           assets*....................       1.30%       1.30%             assets*....................       1.30%        ---%
        Investment income ratio**.....        ---%        ---%          Investment income ratio**.....        ---%        ---%
        Total return***...............      62.69%    (13.73)%          Total return***...............      35.09%        ---%
        --------------------------------------------------------        --------------------------------------------------------
        RYDEX ENERGY FUND                                               RYDEX SECTOR ROTATION FUND
        Units.........................      17,610         ---          Units.........................       8,342       1,183
        Unit value....................    $   8.01  $      ---          Unit value....................    $   9.35   $    7.52
        Net assets (000s).............    $  141.1  $      ---          Net assets (000s).............    $   78.0   $     8.9
        Ratio of expenses to net                                        Ratio of expenses to net
           assets*....................       1.30%        ---%             assets*....................       1.30%       1.30%
        Investment income ratio**.....        ---%        ---%          Investment income ratio**.....        ---%        ---%
        Total return***...............      21.36%        ---%          Total return***...............      24.34%     (9.40)%
        --------------------------------------------------------        --------------------------------------------------------
        RYDEX ENERGY SERVICES FUND                                      RYDEX TECHNOLOGY FUND
        Units.........................         922         ---          Units.........................       1,679       5,034
        Unit value....................    $   6.03  $      ---          Unit value....................    $   6.52       $4.22
        Net assets (000s).............    $    5.5  $      ---          Net assets (000s).............    $   10.9       $21.3
        Ratio of expenses to net                                        Ratio of expenses to net
           assets*....................       1.30%        ---%             assets*....................       1.30%       1.30%
        Investment income ratio**.....        ---%        ---%          Investment income ratio**.....        ---%        ---%
        Total return***...............      11.46%        ---%          Total return***...............      54.50%       3.43%
        --------------------------------------------------------        --------------------------------------------------------
        RYDEX FINANCIAL SERVICES FUND                                   RYDEX TELECOMMUNICATIONS FUND
        Units.........................       7,239         ---          Units.........................         ---         110
        Unit value....................    $   9.40  $      ---          Unit value....................    $    ---   $    5.13
        Net assets (000s).............    $   68.1  $      ---          Net assets (000s).............    $    ---   $     0.6
        Ratio of expenses to net                                        Ratio of expenses to net
           assets*....................       1.30%        ---%             assets*....................        ---%       1.30%
        Investment income ratio**.....       0.25%        ---%          Investment income ratio**.....        ---%        ---%
        Total return***...............      17.79%        ---%          Total return***...............        ---%      21.56%
        --------------------------------------------------------        --------------------------------------------------------
        RYDEX HEALTH CARE FUND                                          RYDEX U.S. GOVERNMENT
        Units.........................      23,383         ---             BOND FUND
        Unit value....................    $   8.71  $      ---          Units.........................     354,840         279
        Net assets (000s).............    $  203.7  $      ---          Unit value....................    $  10.48   $   11.01
        Ratio of expenses to net                                        Net assets (000s).............    $3,719.2   $     3.1
           assets*....................       1.30%        ---%          Ratio of expenses to net
        Investment income ratio**.....        ---%        ---%             assets*....................       1.30%       1.30%
        Total return***...............      28.47%        ---%          Investment income ratio**.....       1.22%      14.32%
        --------------------------------------------------------        Total return***...............     (4.81)%       9.12%
        RYDEX INTERNET FUND                                             --------------------------------------------------------
        Units.........................       5,057       6,796          RYDEX UTILITIES FUND
        Unit value....................    $   5.24  $     3.33          Units.........................      43,792       1,606
        Net assets (000s).............    $   26.5  $     22.6          Unit value....................    $   5.47   $    4.56
        Ratio of expenses to net                                        Net assets (000s).............    $  239.8   $     7.3
           assets*....................       1.30%       1.30%            Ratio of expenses to net
        Investment income ratio**.....        ---%        ---%               assets*....................     1.30%       1.30%
        Total return***...............      57.36%      17.67%            Investment income ratio**.....     0.01%        ---%
        --------------------------------------------------------        Total return***...............      19.96%     (4.40)%
        RYDEX LEISURE FUND                                              --------------------------------------------------------
        Units.........................       9,787         ---          RYDEX VELOCITY 100 FUND
        Unit value....................    $   7.42  $      ---          Units.........................      33,689         ---
        Net assets (000s).............    $   72.6  $      ---          Unit value....................    $   5.05   $     ---
        Ratio of expenses to net                                        Net assets (000s).............    $  170.2   $     ---
           assets*....................       1.30%        ---%          Ratio of expenses to net
        Investment income ratio**.....        ---%        ---%            assets*....................        1.30%        ---%
        Total return***...............      33.21%        ---%           Investment income ratio**.....     16.14%        ---%
        --------------------------------------------------------         Total return***...............     86.35%        ---%
        RYDEX PRECIOUS METALS FUND                                       --------------------------------------------------------
        Units.........................       4,087         557           STRONG OPPORTUNITY
        Unit value....................    $  20.31  $    15.05           Units.........................     14,219         ---
        Net assets (000s).............    $   83.0  $      8.4           Unit value....................   $   9.10   $     ---
        Ratio of expenses to net                                          Net assets (000s).............  $  129.3   $     ---
           assets*....................       1.30%       1.30%           Ratio of expenses to net
        Investment income ratio**.....        ---%        ---%              assets*....................      1.40%        ---%
        Total return***...............      34.95%      22.16%           Investment income ratio**.....      0.13%        ---%
        --------------------------------------------------------         Total return***...............     37.88%        ---%
        RYDEX REAL ESTATE FUND                                           --------------------------------------------------------
        Units.........................       9,354         ---
        Unit value....................    $  12.04  $      ---
        Net assets (000s).............    $  112.6  $      ---
        Ratio of expenses to net
           assets*....................       1.30%        ---%
        Investment income ratio**.....       5.05%        ---%
        Total return***...............      30.44%        ---%
        --------------------------------------------------------




        SUBACCOUNT                           2003        2002          SUBACCOUNT                           2003        2002
        --------------------------------------------------------       --------------------------------------------------------
        STRONG SMALL CAP VALUE****                                        TEMPLETON FOREIGN SECURITIES
        Units.........................      2,330         ---             Units.........................     34,000         ---
        Unit value....................    $ 14.62       $ ---             Unit value....................    $  8.90       $ ---
        Net assets (000s).............    $  34.1       $ ---             Net assets (000s).............    $ 302.7       $ ---
        Ratio of expenses to net                                          Ratio of expenses to net
           assets*....................      1.10%        ---%                assets*....................      1.45%        ---%
        Investment income ratio**.....       ---%        ---%             Investment income ratio**.....      0.81%        ---%
        Total return***...............     26.91%        ---%             Total return***...............     25.71%        ---%
        --------------------------------------------------------          --------------------------------------------------------
        TEMPLETON DEVELOPING MARKETS
        Units.........................     16,959         ---
        Unit value....................    $ 13.78       $ ---
        Net assets (000s).............    $ 233.7       $ ---
        Ratio of expenses to net
           assets*....................      1.45%        ---%
        Investment income ratio**.....       ---%        ---%
        Total return***...............     26.89%        ---%
        --------------------------------------------------------


           * These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

          ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

        **** For the period from May 1, 2003 (inception date) to December 31,
             2003.

       ***** For the period from July 1, 2003 (inception date) to December 31,
             2003.

                     First Security Benefit Life Insurance
                        and Annuity Company of New York

                              Financial Statements

                  Years Ended December 31, 2003, 2002, and 2001




                                    CONTENTS


                                                                            PAGE

Report of Independent Auditors...........................................      2

Audited Financial Statements

   Balance Sheets........................................................      3

   Statements of Income..................................................      4

   Statements of Changes in Stockholder's Equity.........................      5

   Statements of Cash Flows..............................................      6

   Notes to Financial Statements.........................................      7

                         Report of Independent Auditors


The Board of Directors
First Security Benefit Life Insurance
and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2003 and 2002, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ Ernst & Young LLP

Kansas City, Missouri
January 30, 2004

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                                 Balance Sheets


                                                                          DECEMBER 31
                                                                   2003                2002
                                                                  --------------------------
                                                                        (In Thousands)
ASSETS
Bonds available-for-sale........................................  $  6,015          $  7,613
Cash............................................................       147               241
Deferred policy acquisition costs...............................     2,916                94
Other assets....................................................       292               273
Separate account assets.........................................    56,652            14,243
                                                                  --------------------------
Total assets....................................................  $ 66,022          $ 22,464
                                                                  ==========================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy reserves and annuity account values...................  $  1,494          $    604
   Deferred income taxes........................................       136               157
   Other liabilities............................................       242                37
   Separate account liabilities.................................    56,652            14,243
                                                                  --------------------------
Total liabilities...............................................    58,524            15,041

Stockholder's equity:
   Common capital stock, par value $10 per share;
   200,000 shares authorized, issued and outstanding............     2,000             2,000
   Additional paid-in capital...................................     4,600             4,600
   Accumulated other comprehensive income, net..................       176               285
   Retained earnings............................................       722               538
                                                                  --------------------------
Total stockholder's equity......................................     7,498             7,423
                                                                  --------------------------
Total liabilities and stockholder's equity......................  $ 66,022          $ 22,464
                                                                  ==========================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                              Statements of Income


                                                                                       YEAR ENDED DECEMBER 31
                                                                               2003              2002              2001
                                                                        ------------------------------------------------------
                                                                                           (In Thousands)
Revenues:
   Net investment income..............................................         $347              $383              $404
   Asset based fees...................................................          416                86                95
                                                                        ------------------------------------------------------
Total revenues........................................................          763               469               499

Benefits and expenses:
   Interest credited to annuity account balances......................           23                13                16
   Operating expenses.................................................          469               373               391
                                                                        ------------------------------------------------------
Total benefits and expenses...........................................          492               386               407
                                                                        ------------------------------------------------------

Income before income taxes............................................          271                83                92
Income tax expense....................................................           87                15                25
                                                                        ------------------------------------------------------
Net income............................................................         $184             $  68             $  67
                                                                        ======================================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                  Statements of Changes in Stockholder's Equity


                                                                ADDITIONAL   ACCUMULATED OTHER                   TOTAL
                                                                 PAID-IN       COMPREHENSIVE      RETAINED    STOCKHOLDER'S
                                                  COMMON STOCK   CAPITAL       INCOME (LOSS)      EARNINGS       EQUITY
                                                  ----------------------------------------------------------------------------
                                                                                (In Thousands)
Balance at January 1, 2001......................      $2,000      $4,600           $   27           $403          $7,030
Comprehensive income:
   Net income...................................         ---         ---              ---             67              67
   Other comprehensive income -- unrealized
     gains on available-for-sale bonds, net.....         ---         ---               92            ---              92
                                                                                                             -----------------
Comprehensive income............................                                                                     159
                                                  ----------------------------------------------------------------------------
Balance at December 31, 2001....................       2,000       4,600              119            470           7,189
Comprehensive income:
   Net income...................................         ---         ---              ---             68              68
   Other comprehensive income -- unrealized
     gains on available-for-sale bonds, net.....         ---         ---              166            ---             166
                                                                                                             -----------------
Comprehensive income............................                                                                     234
                                                  ----------------------------------------------------------------------------
Balance at December 31, 2002....................       2,000       4,600              285            538           7,423
Comprehensive income:
   Net income...................................         ---         ---              ---            184             184
   Other comprehensive loss -- unrealized loss
     on available-for-sale bonds, net...........         ---         ---             (109)           ---            (109)
                                                                                                             -----------------
Comprehensive income............................                                                                      75
                                                  ----------------------------------------------------------------------------
Balance at December 31, 2003....................      $2,000      $4,600            $ 176           $722          $7,498
                                                  ============================================================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                            Statements of Cash Flows


                                                                                          YEAR ENDED DECEMBER 31
                                                                                    2003           2002            2001
                                                                              ------------------------------------------------
                                                                                              (In Thousands)

OPERATING ACTIVITIES
Net income                                                                       $    184       $      68      $      67
Adjustments to reconcile net income to net cash
   (used in) provided by operating activities:
   Interest credited to annuity account balances............................           23              13             16
   Policy acquisition costs deferred........................................       (2,803)            (51)            (3)
   Amortization of deferred policy acquisition costs........................          (19)              7              8
   Deferred income tax provision............................................           38              16              3
   Other....................................................................          211             (89)           177
                                                                              ------------------------------------------------
Net cash (used in) provided by operating activities.........................       (2,366)            (36)           268

INVESTING ACTIVITIES
Sales, maturities, or repayments of bonds available-for-sale................        1,402           1,488          2,147
Acquisitions of bonds available-for-sale....................................          ---          (1,719)        (2,248)
Maturity (acquisition) of short-term investments............................          ---             120           (120)
                                                                              ------------------------------------------------
Net cash provided by (used in) investing activities.........................        1,402            (111)          (221)

FINANCING ACTIVITIES
Deposits to annuity account balances........................................          940             132             36
Withdrawals from annuity account balances...................................          (70)            (82)           (11)
                                                                              ------------------------------------------------
Net cash provided by financing activities...................................          870              50             25
                                                                              ------------------------------------------------

Net (decrease) increase in cash.............................................          (94)            (97)            72
Cash at beginning of year...................................................          241             338            266
                                                                              ------------------------------------------------
Cash at end of year.........................................................     $    147        $    241       $    338
                                                                              ================================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                          Notes to Financial Statements

                                December 31, 2003


1.  SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION AND OPERATIONS

    First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company's business activities are concentrated in the sale of variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Group, Inc., which is an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company (SBMHC).

    USE OF ESTIMATES

    The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes. Actual results could differ from those estimates.

    INVESTMENTS

    Bonds are classified as available-for-sale and are stated at fair value with the unrealized gain or loss, net of related deferred income taxes, reported as a separate component of accumulated other comprehensive income. Premiums and discounts are amortized using the interest method and are recognized over the estimated lives of the assets adjusted for prepayment activity. Realized gains and losses from sales of investments are recognized using the specific identification method. The carrying amounts of investments are reviewed on an ongoing basis for credit deterioration. If the review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its fair value. Such impairments are reported as a component of realized gains (losses).

    Cash includes cash on hand, money market mutual funds, and other investments with initial maturities of less than 90 days when purchased.

    DEFERRED POLICY ACQUISITION COSTS

    To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issue, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 5.96% for the year 2004 through 2008 and 9% thereafter at December 31, 2003), mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on securities.

    An analysis of the deferred policy acquisition costs asset balance is presented below for the years ended December 31:

                                                         2003             2002
                                                       -------------------------
                                                            (In Thousands)

Balance at beginning of year.........................  $     94           $  50
Cost deferred during the year........................     2,803              51
Amortized to expense during the year.................        19              (7)
                                                       -------------------------
Balance at end of year...............................  $  2,916           $  94
                                                       =========================

    SEPARATE ACCOUNTS

    The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contractholders who bear the investment risk. The separate account is established in conformity with New York insurance laws and is not chargeable with liabilities that arise from any other business of the Company. Assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contractholders, are excluded from the amounts reported in the accompanying statements of income. Investment income and gains or losses arising from the separate account accrue directly to the contractholders and are, therefore, not included in investment earnings in the accompanying statements of income. Revenues to the Company from the separate account consist principally of mortality and expense risk charges.

    POLICY RESERVES AND ANNUITY ACCOUNT VALUES

    Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates were 3% during 2003 and 3% during 2002 and ranged from 3% to 5% during 2001.

    RECOGNITION OF REVENUES

    Revenues from investment-type contracts (deferred annuities) consist of mortality and expense risk charges assessed against contractholder account balances during the period and are recognized as earned.

    INCOME TAXES

    Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's statements of income, are based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized gains or losses on available-for-sale securities).

    FAIR VALUES OF FINANCIAL INSTRUMENTS

    The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

       INVESTMENT SECURITIES: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

       INVESTMENT-TYPE INSURANCE CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts. The carrying amounts reported in the balance sheets approximate their fair values.

       SEPARATE ACCOUNT ASSETS AND LIABILITIES: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the balance sheets approximate their fair values.

    STATUTORY FINANCIAL INFORMATION

    The Company's statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. New York has adopted the National Association of Insurance Commissioners' statutory accounting practices as the basis of its statutory accounting practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. In addition, the Commissioner of the New York Insurance Department has the right to permit other specific practices that may deviate from prescribed practices.

    The following reconciles the Company's net income and stockholder's equity determined in accordance with accounting practices prescribed or permitted by the New York Insurance Department with net income and stockholder's equity prepared in conformity with accounting principles generally accepted in the United States (GAAP).

                                                NET INCOME              STOCKHOLDER'S EQUITY
                                         ---------------------------   -----------------------
                                          YEAR ENDED DECEMBER 31            DECEMBER 31
                                           2003       2002      2001       2003        2002
                                         -----------------------------------------------------
                                                             (In Thousands)
    Based on statutory
      accounting practices.............  $  (139)     $47       $78       $ 6,894      $7,051
    Investment carrying amounts........      ---      ---       ---           269         438
    Income taxes.......................      (39)     (16)       (6)         (157)       (162)
    Investment reserve.................      (17)      19       ---             3          28
    Annuity reserves/account values....   (2,444)     (25)      ---        (2,469)        (25)
    Deferred policy acquisition costs..    2,822       44        (5)        2,916          94
    Other..............................        1       (1)      ---            42          (1)
                                         -----------------------------------------------------
    Based on GAAP......................  $   184      $68       $67       $ 7,498      $7,423
                                         =====================================================

    Under the laws of the state of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6,000,000.

    The payment of dividends by the Company to its shareholder is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2004, the Company cannot pay dividends without prior approval of the New York Insurance Commissioner.

    2. INVESTMENTS

    Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds classified as available-for-sale at December 31, 2003 and 2002 is as follows:

                                                                                    2003
                                                           --------------------------------------------------
                                                                           GROSS         GROSS
                                                           AMORTIZED     UNREALIZED     UNREALIZED      FAIR
                                                             COST          GAINS         LOSSES         VALUE
                                                           --------------------------------------------------
                                                                               (In Thousands)
    U.S. Treasury securities and obligations of
       U.S. government corporations and agencies.........   $4,457            $211         $---        $4,668
    Obligations of states and political subdivisions.....      404              23          ---           427
    Corporate securities.................................      455              27          ---           482
    Mortgage-backed securities...........................      429               9          ---           438
                                                           --------------------------------------------------
    Total bonds..........................................   $5,745            $270         $---        $6,015
                                                           ==================================================


                                                                                           2002
                                                              ----------------------------------------------------------------
                                                                                   GROSS          GROSS
                                                                                UNREALIZED      UNREALIZED
                                                               AMORTIZED COST     GAINS          LOSSES          FAIR VALUE
                                                              ----------------------------------------------------------------
                                                                                      (In Thousands)
       U.S. Treasury securities and obligations of U.S.
          government corporations and agencies..............       $3,969            $268          $---           $4,237
       Obligations of states and political subdivisions.....          406              34           ---              440
       Corporate securities.................................        2,016             110           ---            2,126
       Mortgage-backed securities...........................          784              26           ---              810
                                                              ----------------------------------------------------------------
       Total bonds..........................................       $7,175            $438          $---           $7,613
                                                              ================================================================

        The amortized cost and fair value of bonds available-for-sale at December 31, 2003 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                          FAIR
                                                      AMORTIZED COST      VALUE
                                                     ---------------------------------
                                                              (In Thousands)

Due in one year or less............................       $1,350          $1,370
Due after one year through five years..............        3,966           4,207
Mortgage-backed securities.........................          429             438
                                                     ---------------------------------
                                                          $5,745          $6,015
                                                     =================================

        At December 31, 2003, bonds available-for-sale with a carrying amount of $872,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

        Major categories of net investment income for the years ended December 31, 2003, 2002, and 2001 are summarized as follows:

                                                           2003            2002            2001
                                                     -------------------------------------------------
                                                                      (In Thousands)
Interest on bonds..................................         $347            $383            $403
Other..............................................            4               2              12
                                                     -------------------------------------------------
Total investment income............................          351             385             415

Less investment expenses...........................            4               2              11
                                                     -------------------------------------------------
Net investment income..............................         $347            $383            $404
                                                     =================================================

        There were no sales of bonds available-for-sale during the years ended December 31, 2003, 2002, and 2001.

3.      INCOME TAXES

        The Company files a consolidated life/nonlife federal income tax return with SBMHC and its subsidiaries. Income taxes are allocated to the Company as if it filed a separate income tax return. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred taxes relate principally to deferred policy acquisition costs and unrealized gains on bonds available-for-sale.

        Income tax expense (benefit) consists of the following for the years ended December 31, 2003, 2002, and 2001:


                                                           2003            2002            2001
                                                     -------------------------------------------------
                                                                      (In Thousands)
Current............................................         $49            $ (1)            $22
Deferred...........................................          38              16               3
                                                     -------------------------------------------------
Income tax expense.................................         $87            $ 15             $25
                                                     =================================================

        The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends-received deduction. The Company paid income taxes of $3,000 in 2003 and received income taxes of $67,000 in 2002 and paid income taxes of $15,000 in 2001.

4.      RELATED-PARTY TRANSACTIONS

        The Company paid $116,000 in 2003, $67,000 in 2002, and $92,000 in 2001 to affiliates for providing management, investment, and administrative services.

5.      CONDENSED FAIR VALUE INFORMATION

        Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

        SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest-rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                          DECEMBER 31, 2003           DECEMBER 31, 2002
                                       -----------------------     -----------------------
                                        CARRYING       FAIR         CARRYING       FAIR
                                         AMOUNT        VALUE         AMOUNT        VALUE
                                       ---------------------------------------------------
                                                         (In Thousands)

       Bonds (Note 2)................  $  6,015      $  6,015      $  7,613      $  7,613
       Separate account assets.......    56,652        56,652        14,243        14,243
       Individual and group annuities    (1,318)       (1,256)         (442)         (417)
       Separate account liabilities..   (56,652)      (56,652)      (14,243)      (14,243)

6.      REINSURANCE

        All of the individual life insurance of the Company is reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, which is an indirect wholly owned subsidiary of SBMHC. In the accompanying financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. The Company remains liable to policyholders if its reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. At December 31, 2003 and 2002, the Company had established receivables totaling $179,000 and $181,000, respectively, which are included in other assets, for reserve credits, reinsurance claims, and other receivables from its reinsurer. Life insurance in force ceded at December 31, 2003 and 2002 was $291,000 and $296,000, respectively.

                                     PART C
                                OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements

               The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 are included in Part B of this Registration Statement.

               The financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity at December 31, 2003, and for each of the specified periods then ended, or for portions of such periods as disclosed in the financial statements, are included in Part B of this Registration Statement.

          (b)  Exhibits

                (1) Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(c)
                (2)  Not Applicable
                (3)  (a)  Distribution Agreement(d)
                     (b)  Marketing Organization Agreement(c)
                     (c)  Commission Schedule
                     (d)  Third Party Sales Agreement
                (4)  (a)  Individual Contract (Form FSB216 10-01)(d)
                     (b)  Individual Contract - Unisex (Form FSB216 10-01U)(d)
                     (c)  Annual Stepped Up Death Benefit Rider
                          (Form FSB218  10-01)(c)
                     (d)  Credit Enhancement Rider (Form FSB222 7-02)(d)
                     (e)  Alternate Withdrawal Charge Rider
                          (Form FSB223  10-01)(c)
                     (f)  Asset Allocation Rider (Form FSB225 10-01)(c)
                     (g)  Dollar Cost Averaging Rider (Form FSB226 10-01)(c)
                     (h)  TSA Endorsement (Form FSB202 R2-97)(a)
                     (i)  IRA Endorsement (Form FSB203 R2-97)(a)
                     (j)  Roth IRA Endorsement (Form FSB206 11-97)(b)
                     (k)  Disability Rider (Form FSB220 10-01)(c)
                     (l)  Bonus Credit Endorsement (Form FSB238 7-02)(e)
                (5)  (a)  Individual Application (Form FSB217 12-02)(e)
                     (b)  Application Supplement (Form FSB217SUPP 6-02)(e)
                (6)  (a)  Declaration and Certificate of Incorporation of First
                          Security Benefit Life Insurance and Annuity Company of New York(a)
                     (b) Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(a)
                (7)  Not Applicable
                (8)  (a)  Participation Agreement (Form of) - Franklin
                          Templeton(d)
                     (b)  Participation Agreement - AIM(d)
                     (c)  Participation Agreement - Federated(d)
                     (d)  Participation Agreement - Fidelity(d)
                     (e)  Participation Agreement - Neuberger Berman
                     (f)  Participation Agreement - Rydex(d)
                     (g)  Participation Agreement - Strong(d)
                     (h)  Form of Participation Agreement - Rydex Variable
                          Trust(f)
                (9)  Opinion of Counsel(c)
               (10)  Consent of Independent Auditors
               (11)  Not Applicable
               (12)  Not Applicable
               (13)  Schedules of Computation of Performance
               (14) Powers of Attorney of Howard R. Fricke, John E. Hayes, Jr., Kris A. Robbins, Katherine White, Stephen R. Herbert, Stephen A. Crane, Thomas A. Swank, J. Michael Keefer and Michael G. Odlum.

(a) Incorporated herein by reference to the Exhibits filed with the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File No. 33-83240 (filed April 30, 1998).

(b) Incorporated herein by reference to the Exhibits filed with the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940 to Registration Statement No. 33-83240 (filed May 1, 2000).

(c)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  initial  Registration  Statement No. 333-89236 (filed May 28,
     2002).

(d) Incorporated herein by reference to the Exhibits filed with the Registrant's Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940 to Registration Statement No. 333-89236 (filed July 19, 2002).

(e) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to Registration Statement No. 333-89236 (filed February 28, 2003).

(f) Incorporated herein by reference to the Exhibits filed with the SBL Variable Annuity Account XIV's Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940 to Registration Statement No. 333-41180 (filed April 30, 2003)

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          NAME AND PRINCIPAL                 POSITIONS AND OFFICES
           BUSINESS ADDRESS                     WITH DEPOSITOR

          Howard R. Fricke*                  Chairman of the Board and Director

          Peggy S. Avey                      Assistant Secretary and Chief
          70 West Red Oak Lane-4th Floor     Administrative Officer
          White Plains, New York 10604

          Thomas A. Swank*                   Vice President, Chief Financial
                                             Officer and Treasurer

          Michael G. Odlum*                  Vice President and Chief
                                             Investment Officer

          J. Michael Keefer*                 Vice President, General Counsel
                                             and Secretary

          Kris A. Robbins*                   President, CEO, and Director

          Stephen A. Crane                   Director
          480 Park Avenue
          New York, NY 10022

          John E. Hayes, Jr.                 Director
          200 Gulf Blvd.
          Belleair Shore, FL 33786

          Stephen R. Herbert                 Director
          1100 Summer Street
          Stamford, CT 06905

          Katherine P. White                 Director
          1035 5th Avenue, Apt. 14D
          New York, NY 10028

          Kal Bakk*                          Vice President & Chief
                                             Marketing Officer

          Dale Martin*                       Vice President--Sales and Marketing

          J. Timothy Gaule*                  Actuary

          Kenneth G. Abitz*                  Internal Auditor

          Rui Guo                            Product Development Actuary

          *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

          The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by Security Benefit Group, Inc., which is wholly owned by Security Benefit Life Insurance Company
          (SBL). SBL is wholly owned by Security Benefit Corp. Security Benefit Corp. is wholly owned by Security Benefit Mutual Holding Company (SBMHC). As of December 31, 2003, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

          The following chart indicates the persons controlled by or under common control with Variable Annuity Account A or First Security Benefit Life Insurance and Annuity Company of New York:

                                                                    PERCENT OF
                                                                      VOTING
                                                                    SECURITIES
                                                  JURISDICTION    OWNED BY SBMHC
                                                        OF         (DIRECTLY OR
          NAME                                    INCORPORATION     INDIRECTLY)

          Security Benefit Mutual Holding Company    Kansas            ---
          (Holding Company)

          Security Benefit Corp.                     Kansas            100%
          (Holding Company)

          Security Benefit Life Insurance Company    Kansas            100%
          (Stock Life Insurance Company)

          Security Benefit Group, Inc.               Kansas            100%
          (Holding Company)

          Security Management Company, LLC           Kansas            100%
          (Investment Adviser)

          Security Distributors, Inc.                Kansas            100%
          (Broker/Dealer, Principal Underwriter
          of Mutual Funds)

          Security Benefit Academy, Inc.             Kansas            100%
          (Daycare Company)

          Security Financial Resources, Inc.         Kansas            100%
          (Financial Services)

          First Advantage Insurance Agency, Inc.     Kansas            100%
          (Insurance Agency)

          Security Financial Resources               Delaware          100%
          Collective Investments, LLC
          (Private Fund)

          First Security Benefit Life Insurance      New York          100%
          and Annuity Company of New York
          (Stock Life Insurance Company)

          First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate account: T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York.

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of February 1, 2004, there were 184 owners of the Qualified Contracts and 146 owners of the Non-Qualified Contracts issued under Variable Annuity Account A.

ITEM 28.  INDEMNIFICATION

          Article IX, Section 1(c) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:

          The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or any other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in or in the case of service for other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as distributor of the Contract issued under Variable Annuity Account
               A. SDI also acts as distributor for SBL Variable Annuity Accounts I, III, and IV, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex LS, Variflex Signature, and Extra Credit), Variable Annuity Account XI, Variable Annuity Account XIV, Variable Annuity Account XVII (ClassicStrategies) and Parkstone Variable Annuity Separate Account. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser: Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Municipal Bond Fund, SBL Fund, Security Mid Cap Growth Fund and Security Financial Resources Collective Investments, LLC.

          (b)   NAME AND PRINCIPAL                   POSITION AND OFFICES
                BUSINESS ADDRESS*                      WITH UNDERWRITER
                ------------------                   --------------------
                Gregory J. Garvin                    President and Director
                James R. Schmank                     Director
                Richard J. Wells                     Director
                Frank Memmo                          Director
                Tamara L. Brownfield                 Treasurer
                Amy J. Lee                           Secretary
                Brenda M. Harwood                    Vice President and Director

                *One Security Benefit Place, Topeka, Kansas 66636-0001

          (c)  Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its principal offices--70 West Red Oak Lane, 4th Floor, White Plains, New York 10604.

ITEM 31.  MANAGEMENT SERVICES

          All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

          (a)  Registrant   undertakes  that  it  will  file  a   post-effective
               amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

          (b) Registrant undertakes that it will provide, as part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

          (d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

          (e) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

          (f) Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 1st day of April 2004.

SIGNATURES AND TITLES

Howard R. Fricke                 FIRST SECURITY BENEFIT LIFE INSURANCE
Chairman of the Board            AND ANNUITY COMPANY OF NEW YORK
and Director                     (THE DEPOSITOR)

                                 By: KRIS A. ROBBINS
Kris A. Robbins                      -------------------------------------------
President, Chief Executive           Kris A. Robbins, President, Chief Executive
Officer, and Director                Officer, and Director as Attorney-in-Fact
                                     for the Officers and Directors Whose Names
                                     Appear Opposite
Thomas A. Swank
Vice President, CFO              VARIABLE ANNUITY ACCOUNT A
and Treasurer                    (THE REGISTRANT)


Michael G. Odlum                 By: FIRST SECURITY BENEFIT LIFE INSURANCE AND
Vice President and                   ANNUITY COMPANY OF NEW YORK (THE DEPOSITOR)
Chief Investment Officer
                                 By: KRIS A. ROBBINS
                                     -------------------------------------------
John E. Hayes, Jr.                   Kris A. Robbins, President, Chief Executive
Director                             Officer, and Director


Stephen R. Herbert               By: THOMAS A. SWANK
Director                             -------------------------------------------
                                     Thomas A. Swank, Vice President, CFO and
                                     Treasurer (Principal Financial Officer)
Katherine White
Director
                                 (ATTEST): J. MICHAEL KEEFER
                                           -------------------------------------
Stephen A. Crane                           J. Michael Keefer, Vice President,
Director                                   General Counsel and Secretary

                                 Date: April 1, 2004

                                  EXHIBIT INDEX


 (1)  None

 (2)  None

 (3)  (a)  None
      (b)  None
      (c)  Commission Schedule
      (d)  Third Party Sales Agreement

 (4)  (a)  None
      (b)  None
      (c)  None
      (d)  None
      (e)  None
      (f)  None
      (g)  None
      (h)  None
      (i)  None
      (j)  None
      (k)  None
      (l)  None

 (5)  (a)  None
      (b)  None

 (6)  (a)  None
      (b)  None

 (7)  None

 (8)  (a)  None
      (b)  None
      (c)  None
      (d)  None
      (e)  None
      (f)  None
      (g)  None
      (h)  None

 (9)  None

(10)  Consent of Independent Auditors

(11)  None

(12)  None

(13)  Schedules of Computation of Performance

(14)  None